UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04642

Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

One Financial Plaza

Hartford, CT 06103-2608

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS VARIABLE INSURANCE TRUST

June 30, 2021
Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series
Virtus KAR Equity Income Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus SGA International Growth Series
Virtus Strategic Allocation Series

As permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the Series’ shareholder reports from your insurance company unless you specifically request paper copies from the insurance company. If your insurance company elects to use this method of delivery, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive paper copies of all future shareholder reports free of charge from the insurance company. You can do so by contacting the insurance company. Your election to receive reports in paper likely will apply to all of the funds available in your insurance product, but you should ask your insurance company whether this is the case.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

MESSAGE TO SHAREHOLDERS
To Virtus Variable Insurance Trust Investors:
I am pleased to present this semiannual report, which reviews the performance of your Series for the six months ended June 30, 2021.
Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks gained 17.54 as measured by the Russell 2000® Index, and large-capitalization stocks returned 15.25%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 8.83%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 7.45%.
In fixed income markets, the yield on the 10-year Treasury rose to 1.45% on June 30, 2021, from 0.93% on December 31, 2020, based on fears of rising inflation. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 1.60% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 3.62%.
On behalf of the Series and our investment managers, I thank you for entrusting us with your assets. Please call our customer service team at 800-367-5877 if you have questions about your investment or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Variable Insurance Trust
August 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS VARIABLE INSURANCE TRUST
DISCLOSURE OF SERIES EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As an investor in a Virtus Variable Insurance Trust series (each, a “Series”), you incur ongoing costs, including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Real Estate Securities Series
	Class A	$ 1,000.00	$ 1,218.90	1.10%	$ 6.05
	Class I	1,000.00	1,220.70	0.85	4.68
KAR Capital Growth Series
	Class A	1,000.00	1,064.80	1.03	5.27
KAR Equity Income Series
	Class A	1,000.00	1,110.00	0.98	5.13
KAR Small-Cap Growth Series
	Class A	1,000.00	1,021.30	1.16	5.81
	Class I	1,000.00	1,022.30	0.91	4.56
KAR Small-Cap Value Series
	Class A	1,000.00	1,157.60	1.10	5.88
Newfleet Multi-Sector Intermediate Bond Series
	Class A	1,000.00	1,010.70	0.92	4.59
	Class I	1,000.00	1,010.70	0.67	3.34
SGA International Growth Series
	Class A	1,000.00	1,078.50	1.14	5.88
	Class I	1,000.00	1,079.90	0.89	4.59
Strategic Allocation Series
	Class A	1,000.00	1,049.90	0.98	4.98

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Series’ prospectus.

VIRTUS VARIABLE INSURANCE TRUST
DISCLOSURE OF SERIES EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Real Estate Securities Series
	Class A	$ 1,000.00	$ 1,019.34	1.10%	$ 5.51
	Class I	1,000.00	1,020.58	0.85	4.26
KAR Capital Growth Series
	Class A	1,000.00	1,019.69	1.03	5.16
KAR Equity Income Series
	Class A	1,000.00	1,019.93	0.98	4.91
KAR Small-Cap Growth Series
	Class A	1,000.00	1,019.04	1.16	5.81
	Class I	1,000.00	1,020.28	0.91	4.56
KAR Small-Cap Value Series
	Class A	1,000.00	1,019.34	1.10	5.51
Newfleet Multi-Sector Intermediate Bond Series
	Class A	1,000.00	1,020.23	0.92	4.61
	Class I	1,000.00	1,021.47	0.67	3.36
SGA International Growth Series
	Class A	1,000.00	1,019.14	1.14	5.71
	Class I	1,000.00	1,020.38	0.89	4.46
Strategic Allocation Series
	Class A	1,000.00	1,019.93	0.98	4.91

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Series’ prospectus.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Collateralized Bond Obligation (“CBO”)
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Crest Depository Interest (“CDI”)
A Crest Depository Interest is a UK financial security that represents a stock traded on a stock exchange outside the UK. CDIs are issued by CREST, and one CDI is the equivalent of one share of an eligible foreign stock.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Global Depositary Receipt (GDR)
A certificate issued by a bank that represents shares in a foreign stock on two or more global markets.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) June 30, 2021
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS VARIABLE INSURANCE TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2021
For each Series, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2021.
Duff & Phelps Real Estate Securities Series
Residential	24%
Industrial/Office	23
Retail	14
Data Centers	12
Health Care	10
Self Storage	7
Lodging/Resorts	4
Other (includes short-term investment)	6
Total	100%
KAR Capital Growth Series
Information Technology	37%
Consumer Discretionary	24
Communication Services	13
Industrials	9
Health Care	6
Financials	5
Consumer Staples	5
Other	1
Total	100%
KAR Equity Income Series
Financials	16%
Industrials	15
Consumer Staples	13
Information Technology	13
Health Care	11
Communication Services	9
Utilities	9
Other	14
Total	100%
KAR Small-Cap Growth Series
Information Technology	32%
Communication Services	16
Consumer Discretionary	16
Financials	15
Industrials	8
Health Care	5
Consumer Staples	4
Short-Term Investment	4
Total	100%
KAR Small-Cap Value Series
Industrials	28%
Consumer Discretionary	23
Financials	17
Information Technology	13
Materials	6
Consumer Staples	6
Real Estate	4
Other (includes short-term investment)	3
Total	100%
Newfleet Multi-Sector Intermediate Bond Series
Corporate Bonds and Notes		43%
Financials	11%
Energy	8
Communication Services	4
All other Corporate Bonds and Notes	20
Leveraged Loans		16
Mortgage-Backed Securities		15
Asset-Backed Securities		12
Foreign Government Securities		6
U.S. Government Securities		3
Other (includes short-term investment and securities lending collateral)		5
Total		100%
SGA International Growth Series
Consumer Staples	22%
Health Care	21
Information Technology	16
Financials	14
Consumer Discretionary	11
Materials	6
Industrials	6
Other (includes short-term investment)	4
Total	100%
Strategic Allocation Series
Common Stocks		75%
Information Technology	24%
Consumer Discretionary	16
Communication Services	12
All other Common Stocks	23
Corporate Bonds and Notes		8
Financials	4
Real Estate	1
Information Technology	1
All other Corporate Bonds and Notes	2
Mortgage-Backed Securities		6
U.S. Government Securities		4
Asset-Backed Securities		3
Leveraged Loans		2
Short-Term Investment		1
Other (includes securities lending collateral)		1
Total		100%

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Real Estate Investment Trusts—98.1%
Data Centers—11.6%
CyrusOne, Inc.	38,287	$ 2,738
Equinix, Inc.	10,067	8,080
		10,818

Diversified—1.4%
VEREIT, Inc.	28,470	1,308
Health Care—10.3%
Healthcare Trust of America, Inc. Class A	80,650	2,154
Healthpeak Properties, Inc.	99,250	3,304
Welltower, Inc.	50,290	4,179
		9,637

Industrial/Office—23.1%
Industrial—14.1%
Duke Realty Corp.	88,446	4,188
Prologis, Inc.	65,552	7,835
Rexford Industrial Realty, Inc.	21,725	1,237
		13,260

Office—9.0%
Alexandria Real Estate Equities, Inc.	15,043	2,737
Boston Properties, Inc.	12,740	1,460
Cousins Properties, Inc.	72,062	2,651
Douglas Emmett, Inc.	46,740	1,571
		8,419

Total Industrial/Office		21,679

Lodging/Resorts—4.5%
Host Hotels & Resorts, Inc.(1)	115,064	1,966
RLJ Lodging Trust	70,685	1,077
Ryman Hospitality Properties, Inc.(1)	14,852	1,173
		4,216

Residential—23.7%
Apartments—13.6%
Apartment Income REIT Corp.	56,253	2,668
AvalonBay Communities, Inc.	19,479	4,065
Equity Residential	32,420	2,496
Mid-America Apartment Communities, Inc.	20,900	3,520
		12,749

Manufactured Homes—4.6%
Sun Communities, Inc.	25,151	4,311
Single Family Homes—5.5%
American Homes 4 Rent Class A	86,900	3,376
Invitation Homes, Inc.	47,350	1,766
		5,142

Total Residential		22,202

	Shares	Value
Retail—13.6%
Free Standing—3.7%
Spirit Realty Capital, Inc.	54,104	$ 2,588
STORE Capital Corp.	24,120	833
		3,421

Regional Malls—3.8%
Simon Property Group, Inc.	27,601	3,601
Shopping Centers—6.1%
Brixmor Property Group, Inc.	109,092	2,497
Regency Centers Corp.	32,950	2,111
Weingarten Realty Investors	33,750	1,083
		5,691

Total Retail		12,713

Self Storage—7.4%
CubeSmart	75,100	3,478
Extra Space Storage, Inc.	21,266	3,484
		6,962

Specialty—2.5%
SBA Communications, Corp. Class A	3,650	1,163
VICI Properties, Inc.	38,237	1,186
		2,349

Total Common Stocks (Identified Cost $58,919)		91,884

Total Long-Term Investments—98.1% (Identified Cost $58,919)		91,884

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	1,650,372	1,650
Total Short-Term Investment (Identified Cost $1,650)		1,650

TOTAL INVESTMENTS—99.9% (Identified Cost $60,569)		$93,534
Other assets and liabilities, net—0.1%		140
NET ASSETS—100.0%		$93,674

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$91,884	$91,884
Money Market Mutual Fund	1,650	1,650
Total Investments	$93,534	$93,534
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.9%
Communication Services—13.4%
Activision Blizzard, Inc.	42,110	$ 4,019
Facebook, Inc. Class A(1)	56,642	19,695
Netflix, Inc.(1)	18,750	9,904
Tencent Holdings Ltd. ADR	120,880	9,102
		42,720

Consumer Discretionary—24.1%
Airbnb, Inc. Class A(1)	15,179	2,325
Alibaba Group Holding Ltd. Sponsored ADR(1)	54,838	12,436
Amazon.com, Inc.(1)	7,870	27,074
Home Depot, Inc. (The)	13,388	4,269
Las Vegas Sands Corp.(1)	68,342	3,601
Marriott International, Inc. Class A(1)	25,610	3,496
MercadoLibre, Inc.(1)	5,090	7,929
NIKE, Inc. Class B	57,965	8,955
Ross Stores, Inc.	37,497	4,650
Trip.com Group Ltd. ADR(1)	54,870	1,946
		76,681

Consumer Staples—4.7%
Estee Lauder Cos., Inc. (The) Class A	11,988	3,813
McCormick & Co., Inc.	29,900	2,641
Monster Beverage Corp.(1)	45,725	4,177
Procter & Gamble Co. (The)	31,190	4,208
		14,839

Financials—5.0%
Bank of America Corp.	154,318	6,362
CME Group, Inc. Class A	13,270	2,822
MarketAxess Holdings, Inc.	10,200	4,729
Progressive Corp. (The)	19,810	1,946
		15,859

Health Care—5.5%
Danaher Corp.	25,207	6,764
HealthEquity, Inc.(1)	28,710	2,311
Zoetis, Inc. Class A	46,054	8,583
		17,658

Industrials—8.8%
CoStar Group, Inc.(1)	72,400	5,996
Equifax, Inc.	13,460	3,224
Fair Isaac Corp.(1)	7,620	3,830
Kansas City Southern	11,250	3,188
	Shares	Value
Industrials—continued
Roper Technologies, Inc.	11,802	$ 5,549
Uber Technologies, Inc.(1)	123,460	6,188
		27,975

Information Technology—37.3%
Accenture plc Class A	17,071	5,032
Amphenol Corp. Class A	105,608	7,225
Avalara, Inc.(1)	61,000	9,870
Bill.com Holdings, Inc.(1)	130,687	23,939
DocuSign, Inc.(1)	12,090	3,380
Duck Creek Technologies, Inc.(1)	153,506	6,679
NVIDIA Corp.	25,143	20,117
Paycom Software, Inc.(1)	29,442	10,701
Snowflake, Inc. Class A(1)	9,576	2,316
Trade Desk, Inc. (The) Class A(1)	97,800	7,566
Visa, Inc. Class A	61,628	14,410
Workday, Inc. Class A(1)	30,290	7,231
		118,466

Materials—1.1%
Ecolab, Inc.	17,474	3,599
Total Common Stocks (Identified Cost $92,068)		317,797

Total Long-Term Investments—99.9% (Identified Cost $92,068)		317,797

TOTAL INVESTMENTS—99.9% (Identified Cost $92,068)		$317,797
Other assets and liabilities, net—0.1%		168
NET ASSETS—100.0%		$317,965

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	90%
China	7
Brazil	3
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Series’ investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$317,797	$317,797
Total Investments	$317,797	$317,797
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—8.7%
Omnicom Group, Inc.	54,276	$ 4,342
Verizon Communications, Inc.	83,390	4,672
		9,014

Consumer Discretionary—5.1%
Home Depot, Inc. (The)	3,357	1,070
Leggett & Platt, Inc.	60,610	3,140
McDonald’s Corp.	4,666	1,078
		5,288

Consumer Staples—13.1%
Clorox Co. (The)	4,040	727
Coca-Cola Co. (The)	50,680	2,742
Kellogg Co.	48,650	3,130
Kimberly-Clark Corp.	24,256	3,245
PepsiCo, Inc.	17,930	2,657
Procter & Gamble Co. (The)	7,771	1,048
		13,549

Financials—16.1%
Bank of Hawaii Corp.	50,441	4,248
PNC Financial Services Group, Inc. (The)	29,902	5,704
U.S. Bancorp	46,230	2,634
Zurich Insurance Group AG ADR	101,728	4,095
		16,681

Health Care—10.8%
Johnson & Johnson	6,182	1,018
Merck & Co., Inc.	30,250	2,353
Patterson Cos., Inc.	134,690	4,093
Pfizer, Inc.	95,040	3,722
		11,186

Industrials—15.2%
3M Co.	22,000	4,370
Fastenal Co.	28,808	1,498
MSC Industrial Direct Co., Inc. Class A	27,400	2,458
Snap-on, Inc.	12,190	2,724
Watsco, Inc.	16,082	4,610
		15,660

Information Technology—12.7%
Analog Devices, Inc.	6,685	1,151
Cisco Systems, Inc.	73,950	3,919
International Business Machines Corp.	32,770	4,804
	Shares	Value
Information Technology—continued
Paychex, Inc.	29,900	$ 3,208
		13,082

Materials—7.6%
Eastman Chemical Co.	38,180	4,458
Sonoco Products Co.	50,150	3,355
		7,813

Real Estate—1.8%
Crown Castle International Corp.	9,320	1,818
Utilities—8.6%
Fortis, Inc.	59,370	2,626
NextEra Energy, Inc.	24,930	1,827
Southern Co. (The)	50,160	3,035
WEC Energy Group, Inc.	16,010	1,424
		8,912

Total Common Stocks (Identified Cost $86,339)		103,003

Total Long-Term Investments—99.7% (Identified Cost $86,339)		103,003

TOTAL INVESTMENTS—99.7% (Identified Cost $86,339)		$103,003
Other assets and liabilities, net—0.3%		277
NET ASSETS—100.0%		$103,280

Abbreviation:
ADR	American Depositary Receipt

Country Weightings†
United States	93%
Switzerland	4
Canada	3
Total	100%
† % of total investments as of June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$103,003	$103,003
Total Investments	$103,003	$103,003
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—94.3%
Communication Services—16.3%
Auto Trader Group plc(1)	807,000	$ 7,071
Autohome, Inc. ADR	69,050	4,417
MediaAlpha, Inc. Class A(1)	87,679	3,691
Rightmove plc	710,930	6,386
		21,565

Consumer Discretionary—15.8%
Fox Factory Holding Corp.(1)	77,055	11,994
Ollie’s Bargain Outlet Holdings, Inc.(1)	90,139	7,583
Olo, Inc. Class A(1)	36,954	1,382
		20,959

Consumer Staples—3.9%
Chefs’ Warehouse, Inc. (The)(1)	55,660	1,772
Grocery Outlet Holding Corp.(1)	63,365	2,196
PriceSmart, Inc.	13,500	1,229
		5,197

Financials—14.5%
FactSet Research Systems, Inc.	8,029	2,694
Goosehead Insurance, Inc. Class A	17,760	2,261
Interactive Brokers Group, Inc. Class A	61,973	4,073
MarketAxess Holdings, Inc.	6,863	3,182
Morningstar, Inc.	19,010	4,888
Oportun Financial Corp.(1)	45,880	919
ServisFirst Bancshares, Inc.	17,744	1,206
		19,223

Health Care—4.7%
Mesa Laboratories, Inc.	4,735	1,284
National Research Corp.	44,660	2,050
U.S. Physical Therapy, Inc.	24,900	2,885
		6,219

Industrials—7.6%
AAON, Inc.	67,700	4,237
HEICO Corp. Class A	28,270	3,511
Omega Flex, Inc.	15,995	2,347
		10,095

Information Technology—31.5%
Aspen Technology, Inc.(1)	31,614	4,348
Avalara, Inc.(1)	28,340	4,585
	Shares	Value
Information Technology—continued
Bill.com Holdings, Inc.(1)	60,735	$ 11,126
Blackline, Inc.(1)	50,190	5,585
Duck Creek Technologies, Inc.(1)	164,864	7,173
nCino, Inc.(1)	51,956	3,113
NVE Corp.	8,850	655
Paycom Software, Inc.(1)	8,011	2,912
SPS Commerce, Inc.(1)	23,122	2,309
		41,806

Total Common Stocks (Identified Cost $50,078)		125,064

Total Long-Term Investments—94.3% (Identified Cost $50,078)		125,064

Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	5,663,986	5,664
Total Short-Term Investment (Identified Cost $5,664)		5,664

TOTAL INVESTMENTS—98.6% (Identified Cost $55,742)		$130,728
Other assets and liabilities, net—1.4%		1,817
NET ASSETS—100.0%		$132,545

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	86%
United Kingdom	10
China	4
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Series’ investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$125,064	$125,064
Money Market Mutual Fund	5,664	5,664
Total Investments	$130,728	$130,728
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

KAR Small-Cap Value Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.8%
Consumer Discretionary—22.8%
Cheesecake Factory, Inc. (The)(1)	76,330	$ 4,136
Latham Group, Inc.(1)	80,008	2,557
Leslie’s, Inc.(1)	121,556	3,342
SiteOne Landscape Supply, Inc.(1)	24,372	4,125
Terminix Global Holdings, Inc.(1)	69,298	3,306
Thor Industries, Inc.	35,733	4,038
		21,504

Consumer Staples—5.5%
National Beverage Corp.	57,788	2,730
WD-40 Co.	9,650	2,473
		5,203

Financials—16.7%
Bank of Hawaii Corp.	37,242	3,137
First Financial Bankshares, Inc.	30,962	1,521
Houlihan Lokey, Inc. Class A	50,690	4,146
Primerica, Inc.	15,740	2,410
RLI Corp.	23,700	2,479
Stock Yards Bancorp, Inc.	40,036	2,037
		15,730

Health Care—1.6%
Anika Therapeutics, Inc.(1)	34,150	1,478
Industrials—27.3%
Albany International Corp. Class A	34,289	3,061
Armstrong World Industries, Inc.	29,947	3,212
Construction Partners, Inc. Class A(1)	53,000	1,664
Graco, Inc.	41,910	3,172
John Bean Technologies Corp.	16,623	2,371
Landstar System, Inc.	17,790	2,811
RBC Bearings, Inc.(1)	17,220	3,434
UniFirst Corp.	8,263	1,939
Watsco, Inc.	14,450	4,142
		25,806

Information Technology—13.0%
American Software, Inc. Class A	66,000	1,449
Badger Meter, Inc.	14,052	1,379
Brooks Automation, Inc.	54,009	5,146
	Shares	Value
Information Technology—continued
EVERTEC, Inc.	64,499	$ 2,815
Jack Henry & Associates, Inc.	9,240	1,511
		12,300

Materials—5.9%
Scotts Miracle-Gro Co. (The)	29,007	5,567
Real Estate—4.0%
MGM Growth Properties LLC Class A	102,340	3,748
Total Common Stocks (Identified Cost $44,922)		91,336

Total Long-Term Investments—96.8% (Identified Cost $44,922)		91,336

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	1,320,775	1,321
Total Short-Term Investment (Identified Cost $1,321)		1,321

TOTAL INVESTMENTS—98.2% (Identified Cost $46,243)		$92,657
Other assets and liabilities, net—1.8%		1,671
NET ASSETS—100.0%		$94,328

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Series’ investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$91,336	$91,336
Money Market Mutual Fund	1,321	1,321
Total Investments	$92,657	$92,657
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—3.0%
U.S. Treasury Bonds 2.875%, 5/15/49	$ 200	$ 234
U.S. Treasury Notes
0.125%, 5/31/22	870	870
0.250%, 5/31/25	725	713
0.375%, 9/30/27	1,160	1,108
1.500%, 2/15/30	555	561
Total U.S. Government Securities (Identified Cost $3,551)		3,486

Municipal Bonds—0.6%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	43
Virginia—0.6%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	610	641
Total Municipal Bonds (Identified Cost $647)		684

Foreign Government Securities—6.0%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	295	30
RegS 7.650%, 4/21/25(1)(2)	825	82
Dominican Republic
144A 6.875%, 1/29/26(3)	130	151
144A 5.950%, 1/25/27(3)	100	112
144A 4.500%, 1/30/30(3)	165	169
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	400	450
Federative Republic of Brazil 3.875%, 6/12/30	200	202
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(3)	210	232
144A 4.500%, 10/26/46(3)	305	357
Oman Government International Bond 144A 7.375%, 10/28/32(3)	410	468
Republic of Argentina
0.125%, 7/9/35(4)	300	95
0.125%, 7/9/41(4)	260	93
Republic of Colombia
3.125%, 4/15/31	250	245
4.125%, 5/15/51	220	208
Republic of Ecuador 144A 0.500%, 7/31/35(3)(4)	85	58
Republic of Egypt 144A 7.600%, 3/1/29(3)	200	220
Republic of Ghana 144A 8.125%, 3/26/32(3)	200	203
	Par Value	Value
Foreign Government Securities—continued
Republic of Indonesia
2.850%, 2/14/30	$450	$ 467
144A 4.350%, 1/8/27(3)	240	272
Republic of Kenya 144A 8.000%, 5/22/32(3)	200	225
Republic of Pakistan 144A 8.250%, 9/30/25(3)	200	221
Republic of Panama 4.300%, 4/29/53	355	393
Republic of Philippines 3.700%, 3/1/41	200	216
Republic of Turkey
7.375%, 2/5/25	140	151
4.875%, 10/9/26	200	196
5.875%, 6/26/31	205	199
State of Israel 2.750%, 7/3/30	345	368
State of Qatar 144A 4.400%, 4/16/50(3)	200	243
Ukraine Government 144A 7.253%, 3/15/33(3)	200	208
United Mexican States 4.500%, 1/31/50	340	361
Total Foreign Government Securities (Identified Cost $7,619)		6,895

Mortgage-Backed Securities—15.2%
Agency—0.4%
Federal National Mortgage Association
Pool #AT2016 3.000%, 4/1/43	191	202
Pool #AS4992 3.500%, 5/1/45	103	111
Pool #AS9393 4.000%, 4/1/47	43	46
Pool #MA3121 4.000%, 9/1/47	92	99
		458

Non-Agency—14.8%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	435	467
2015-SFR1, A 144A 3.467%, 4/17/52(3)	301	320
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	369
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	297	298
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	83	84
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	101	103
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	48	50
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Non-Agency—continued
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	$275	$289
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	130	136
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	295	316
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	328	329
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	215	218
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	117	119
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	17	17
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	200	201
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(3)	231	229
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.813%, 4/25/44(3)(4)	39	40
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	319	327
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	65	66
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	325	324
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(3)	200	200
2020-SFR2, B 144A 1.567%, 10/19/37(3)	335	333
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	39	40
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	77	78
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	25	25
2019-H1, A1 144A 2.657%, 10/25/59(3)(4)	26	26
2020-H1, A1 144A 2.310%, 1/25/60(3)(4)	118	120
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	214	213
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	57	58
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	63	64
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	146	149
2016-SH2, M2 144A 3.708%, 12/25/45(3)(4)	174	179
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	26	26
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.192%, 4/25/55(3)(4)	160	160
	Par Value	Value
Non-Agency—continued
MetLife Securitization Trust
2017-1A, M1 144A 3.497%, 4/25/55(3)(4)	$150	$157
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	188	194
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	100	105
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	165	178
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	133
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	295	319
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	256	282
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	82	88
2021-NQ2R, A1 144A 0.941%, 9/25/58(3)(4)	161	161
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	121	128
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	99	104
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	86	90
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	175	187
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.142%, 5/25/55(3)(4)	160	160
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	80	82
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(4)	69	69
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(3)(4)	285	286
2020-2, A1 144A 3.671%, 8/25/25(3)(4)	282	284
2020-3, A1 144A 2.857%, 9/25/25(3)(4)	368	370
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	383	384
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	109	109
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	223	224
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(3)(4)	285	288
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	115	116
2021-SFR6, C 144A 1.855%, 7/17/38(3)	175	175
2018-SFR2, B 144A 3.841%, 8/17/35(3)	545	545
2019-SFR2, A 144A 3.147%, 5/17/36(3)	248	253
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Non-Agency—continued
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	$162	$163
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(3)(4)	178	178
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	12	12
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	148	150
Sequoia Mortgage Trust 2013-8, B1 3.506%, 6/25/43(4)	82	84
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	248	249
Starvest Emerging Markets CBO I 2021-3, A3 144A 1.518%, 6/25/56(3)(4)	100	100
Starwood Mortgage Residential Trust 2020-2, A1 144A 2.718%, 4/25/60(3)(4)	112	113
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	12	12
Towd Point Mortgage Trust
2016-4, B1 144A 3.860%, 7/25/56(3)(4)	300	327
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	215	230
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	135	139
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	135	143
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	300	315
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	710	754
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	290	310
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	315	324
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	235	244
2020-SFR2, D 144A 2.281%, 11/17/39(3)	225	224
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	240	242
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(3)(4)	102	102
2021-NPL1, A2 144A 4.826%, 12/26/50(3)(4)	165	165
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	228	228
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	135	135
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	252	252
Verus Securitization Trust 2019-4, M1 144A 3.207%, 11/25/59(3)(4)	110	112
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(3)	134	134
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	140	148
	Par Value	Value
Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	$ 97	$ 99
		17,132

Total Mortgage-Backed Securities (Identified Cost $17,338)		17,590

Asset-Backed Securities—12.1%
Automobiles—6.7%
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(3)	57	57
2020-4, D 144A 1.770%, 12/14/26(3)	285	289
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	295	307
2020-3, C 1.060%, 8/18/26	230	232
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	355	365
2019-1, D 144A 4.030%, 7/15/26(3)	285	291
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(3)	285	293
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	340	340
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(3)	310	317
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	365	377
2019-1A, D 144A 4.130%, 12/16/24(3)	355	367
2019-2A, E 144A 4.680%, 5/15/26(3)	325	344
2019-3A, C 144A 2.790%, 5/15/24(3)	295	299
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(3)	285	290
Foursight Capital Automobile Receivables Trust 2019-1, E 144A 4.300%, 9/15/25(3)	285	298
GLS Auto Receivables Issuer Trust
2019-4A, B 144A 2.780%, 9/16/24(3)	425	434
2020-3A, D 144A 2.270%, 5/15/26(3)	285	292
GLS Auto Receivables Trust
2018-1A, B 144A 3.520%, 8/15/23(3)	227	229
2018-3A, C 144A 4.180%, 7/15/24(3)	455	468
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(3)	28	28
2018-1A, A 144A 3.290%, 2/25/24(3)	15	15
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Automobiles—continued
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(3)	$ 290	$ 291
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(3)	290	291
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	295	302
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	295	299
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(3)	345	351
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	290	292
		7,758

Consumer Loans—0.3%
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(3)	75	76
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	225	229
		305

Credit Card—0.2%
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(3)	285	286
Equipment—0.1%
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(3)	58	58
Other—4.8%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(3)	345	345
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(3)	— (5)	— (5)
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	355	374
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	278	290
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(3)	111	114
2020-1A, A 144A 2.981%, 11/15/35(3)	164	167
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	227	228
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(3)	178	180
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(3)	69	70
2021-1A, B 144A 2.050%, 11/21/33(3)	215	217
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	290	291
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(3)	266	266
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	284	300
	Par Value	Value
Other—continued
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	$261	$ 272
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	295	316
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(3)	360	364
2021-1A, A 144A 1.900%, 11/20/31(3)	290	293
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	285	290
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	240	245
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(3)	335	339
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	238	239
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(3)	345	345
Small Business Lending Trust 2020-A, A 144A 2.620%, 12/15/26(3)	40	40
		5,585

Student Loan—0.0%
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	34	34
Total Asset-Backed Securities (Identified Cost $13,765)		14,026

Corporate Bonds and Notes—43.1%
Communication Services—3.9%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	250	249
Baidu, Inc. 3.425%, 4/7/30	290	314
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	240	253
Cars.com, Inc. 144A 6.375%, 11/1/28(3)	120	128
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	175	185
Cinemark USA, Inc. 144A 5.875%, 3/15/26(3)	125	131
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(3)	5	5
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(3)	80	82
CSC Holdings LLC 144A 4.625%, 12/1/30(3)	200	196
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	105	68
144A 6.625%, 8/15/27(3)(6)	180	88
DISH DBS Corp. 7.750%, 7/1/26	110	125
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(3)	160	170
iHeartCommunications, Inc. 8.375%, 5/1/27	106	114
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(3)	145	147
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Communication Services—continued
144A 3.625%, 1/15/29(3)	$ 55	$ 53
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(3)	55	57
144A 4.750%, 10/15/27(3)	175	181
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	170	173
Nexstar Broadcasting, Inc. 144A 4.750%, 11/1/28(3)	115	118
Northwest Fiber LLC
144A 6.000%, 2/15/28(3)	10	10
144A 10.750%, 6/1/28(3)	105	118
Radiate Holdco LLC
144A 4.500%, 9/15/26(3)	40	41
144A 6.500%, 9/15/28(3)	110	116
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(3)	13	13
144A 5.152%, 3/20/28(3)	200	230
Telesat Canada
144A 5.625%, 12/6/26(3)	10	10
144A 6.500%, 10/15/27(3)	300	286
T-Mobile USA, Inc. 3.875%, 4/15/30	285	319
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	105	113
Twitter, Inc. 144A 3.875%, 12/15/27(3)	260	276
Univision Communications, Inc. 144A 5.125%, 2/15/25(3)	175	179
		4,548

Consumer Discretionary—3.3%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(3)	155	157
Ambience Merger Sub, Inc.
144A 4.875%, 7/15/28(3)	30	30
144A 7.125%, 7/15/29(3)	185	187
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(3)	55	58
144A 8.125%, 7/1/27(3)	40	44
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	110	110
Carvana Co.
144A 5.625%, 10/1/25(3)	90	93
144A 5.875%, 10/1/28(3)	90	95
Clarios Global LP 144A 8.500%, 5/15/27(3)	90	98
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	110	124
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	185	193
Ford Motor Co. 9.000%, 4/22/25	162	200
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	285	285
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)(6)	130	137
Goodyear Tire & Rubber Co. (The)
144A 5.000%, 7/15/29(3)	25	26
144A 5.250%, 7/15/31(3)	40	42
	Par Value	Value
Consumer Discretionary—continued
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	$115	$ 118
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(3)	5	5
M/I Homes, Inc. 4.950%, 2/1/28	160	167
Magic Mergeco, Inc. 144A 7.875%, 5/1/29(3)	40	41
Metis Merger Sub LLC 144A 6.500%, 5/15/29(3)	75	74
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	85	95
144A 4.625%, 6/15/25(3)	25	27
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(3)	115	120
NCL Corp., Ltd. 144A 5.875%, 3/15/26(3)	80	84
NCL Finance Ltd. 144A 6.125%, 3/15/28(3)	45	47
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(3)	110	117
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(3)	20	21
PulteGroup, Inc. 7.875%, 6/15/32	135	194
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(3)	10	10
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(3)	100	110
144A 4.250%, 7/1/26(3)	5	5
144A 5.500%, 4/1/28(3)	15	16
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	80	86
144A 7.000%, 5/15/28(3)	40	44
Station Casinos LLC 144A 4.500%, 2/15/28(3)	135	137
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	150	154
Under Armour, Inc. 3.250%, 6/15/26	170	176
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	105	109
		3,836

Consumer Staples—1.4%
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	265	316
BAT Capital Corp. 4.906%, 4/2/30	300	345
Chobani LLC 144A 7.500%, 4/15/25(3)	180	187
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(3)	215	234
Kraft Heinz Foods Co. 3.875%, 5/15/27	105	115
Post Holdings, Inc. 144A 4.500%, 9/15/31(3)	145	145
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(3)	45	45
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	115	119
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Consumer Staples—continued
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	$110	$ 112
		1,618

Energy—7.6%
Aker BP ASA 144A 2.875%, 1/15/26(3)	150	158
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	225	220
Antero Midstream Partners LP
144A 7.875%, 5/15/26(3)	80	89
144A 5.750%, 1/15/28(3)	105	110
Antero Resources Corp.
144A 8.375%, 7/15/26(3)	60	68
144A 7.625%, 2/1/29(3)	40	44
144A 5.375%, 3/1/30(3)	35	36
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	155	170
BP Capital Markets plc 4.875% (7)	275	302
Callon Petroleum Co.
6.125%, 10/1/24(6)	101	99
144A 8.000%, 8/1/28(3)	5	5
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(3)	65	69
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(3)	115	121
144A 5.875%, 2/1/29(3)	25	27
Cimarex Energy Co. 4.375%, 3/15/29	265	301
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	55	56
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(3)	110	115
Colgate Energy Partners III LLC 144A 5.875%, 7/1/29(3)	20	21
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(3)	115	122
CrownRock LP
144A 5.625%, 10/15/25(3)	135	140
144A 5.000%, 5/1/29(3)	90	95
CSI Compressco LP 144A 7.500%, 4/1/25(3)	130	132
Energy Transfer LP
4.200%, 4/15/27	345	381
Series H 6.500%(7)	115	117
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	45	49
144A 6.500%, 7/1/27(3)	50	56
144A 4.500%, 1/15/29(3)	30	31
144A 4.750%, 1/15/31(3)	30	31
Hilcorp Energy I LP
144A 5.750%, 2/1/29(3)	100	104
144A 6.000%, 2/1/31(3)	100	106
HollyFrontier Corp. 5.875%, 4/1/26	360	416
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(3)	120	125
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(3)	395	450
	Par Value	Value
Energy—continued
Kinder Morgan, Inc. 7.750%, 1/15/32	$225	$ 323
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(3)(6)	200	197
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(3)	115	119
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(3)(8)	120	2
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(3)	120	124
Oasis Petroleum, Inc. 144A 6.375%, 6/1/26(3)	10	10
Occidental Petroleum Corp.
5.500%, 12/1/25	5	6
3.500%, 8/15/29	55	55
6.625%, 9/1/30	115	138
6.125%, 1/1/31	80	94
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(7)	60	1
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	110	116
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	180	188
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	320	417
Petrobras Global Finance B.V.
7.375%, 1/17/27	120	148
5.999%, 1/27/28	50	57
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	650	28
Petroleos Mexicanos
6.500%, 3/13/27	515	544
5.950%, 1/28/31	305	296
6.375%, 1/23/45	185	159
6.350%, 2/12/48	300	256
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	220	241
Plains All American Pipeline LP 3.800%, 9/15/30	270	289
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	175	198
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(3)	235	231
Targa Resources Partners LP
5.875%, 4/15/26	75	79
144A 4.875%, 2/1/31(3)	45	49
Transocean, Inc. 144A 11.500%, 1/30/27(3)	59	63
USA Compression Partners LP 6.875%, 4/1/26	55	58
		8,852

Financials—11.2%
Acrisure LLC 144A 7.000%, 11/15/25(3)	165	168
AerCap Ireland Capital DAC 3.650%, 7/21/27	150	160
Allstate Corp. (The) Series B 5.750%, 8/15/53	280	305
Ally Financial, Inc. Series B 4.700% (7)	251	260
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Financials—continued
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	$285	$300
Athene Global Funding 144A 2.450%, 8/20/27(3)	395	408
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335	378
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	215	231
Banco Internacional del Peru SAA Interbank 144A 4.000%, 7/8/30(3)	265	263
Bank of America Corp. 1.734%, 7/22/27	290	292
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	275	287
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	345	342
Brighthouse Financial, Inc.
3.700%, 6/22/27(6)	60	65
5.625%, 5/15/30	210	255
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	270	290
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(3)	115	117
Charles Schwab Corp. (The) Series H 4.000% (7)	285	292
Citadel LP 144A 4.875%, 1/15/27(3)	235	254
Citigroup, Inc. 3.980%, 3/20/30	495	561
Corporate Office Properties LP 2.750%, 4/15/31	303	305
Discover Bank 4.682%, 8/9/28	340	361
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	345	357
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	365	420
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	280	309
1.992%, 1/27/32	115	112
Icahn Enterprises LP
6.250%, 5/15/26	155	164
Series KK 144A 5.250%, 5/15/27(3)	20	21
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	235	227
Itau Unibanco Holding SA 144A 3.875%, 4/15/31(3)	200	198
Jefferies Financial Group, Inc. 5.500%, 10/18/23	100	108
JPMorgan Chase & Co.
2.956%, 5/13/31	485	509
1.953%, 2/4/32	570	554
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	130	130
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	31
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.228%, 4/20/67(4)	365	311
MetLife, Inc. Series G 3.850% (7)	245	258
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(3)	200	209
	Par Value	Value
Financials—continued
Morgan Stanley 3.950%, 4/23/27	$345	$ 385
Navient Corp. 6.750%, 6/25/25	120	133
OneMain Finance Corp. 7.125%, 3/15/26	110	128
Prospect Capital Corp. 3.706%, 1/22/26	225	231
Prudential Financial, Inc.
5.875%, 9/15/42	280	296
5.625%, 6/15/43	115	123
Santander Holdings USA, Inc. 4.400%, 7/13/27	200	225
Synovus Financial Corp. 5.900%, 2/7/29	109	118
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	358
Toronto-Dominion Bank (The) 3.625%, 9/15/31	295	327
Wells Fargo & Co. Series BB 3.900% (7)	440	456
Zions Bancorp NA 3.250%, 10/29/29	350	367
		12,959

Health Care—2.5%
Akumin, Inc. 144A 7.000%, 11/1/25(3)	125	130
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(3)	90	98
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	140	144
Centene Corp. 4.625%, 12/15/29	100	110
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	200	205
Community Health Systems, Inc.
144A 6.625%, 2/15/25(3)	110	116
144A 6.875%, 4/15/29(3)	15	16
144A 6.125%, 4/1/30(3)	25	25
144A 4.750%, 2/15/31(3)	115	115
DaVita, Inc. 144A 4.625%, 6/1/30(3)	120	123
Encompass Health Corp. 4.500%, 2/1/28	110	114
Endo Dac 144A 6.000%, 7/15/23(3)	100	84
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(3)	65	64
HCA, Inc. 5.625%, 9/1/28	90	107
Illumina, Inc. 2.550%, 3/23/31	140	142
Jaguar Holding Co. II 144A 5.000%, 6/15/28(3)	90	98
Lannett Co., Inc. 144A 7.750%, 4/15/26(3)	50	50
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(3)	50	53
144A 4.375%, 2/15/27(3)	85	86
Ortho-Clinical Diagnostics, Inc. 144A 7.375%, 6/1/25(3)	31	33
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Health Care—continued
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	$ 75	$ 77
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	20	22
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	35	36
144A 10.000%, 4/15/27(3)	100	110
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	140	133
Tenet Healthcare Corp.
4.625%, 7/15/24	70	71
144A 7.500%, 4/1/25(3)	15	16
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	215	204
Viatris, Inc. 144A 2.700%, 6/22/30(3)	285	288
		2,870

Industrials—3.2%
Allied Universal Holdco LLC
144A 6.625%, 7/15/26(3)	195	207
144A 6.000%, 6/1/29(3)	200	203
American Airlines Group, Inc. 144A 5.000%, 6/1/22(3)	70	70
American Airlines, Inc.
144A 11.750%, 7/15/25(3)	235	295
144A 5.500%, 4/20/26(3)	30	32
144A 5.750%, 4/20/29(3)	10	11
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	360	377
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	355	373
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	188	204
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(3)(9)	115	118
Boeing Co. (The)
5.150%, 5/1/30	175	207
3.750%, 2/1/50	85	88
5.930%, 5/1/60	69	95
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(3)	115	114
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	285	289
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(3)	135	140
Delta Air Lines, Inc. 3.750%, 10/28/29	120	120
Deluxe Corp. 144A 8.000%, 6/1/29(3)	60	65
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	100	101
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	110	117
Stanley Black & Decker, Inc. 4.000%, 3/15/60	266	283
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	120	124
United Airlines, Inc.
144A 4.375%, 4/15/26(3)	20	21
	Par Value	Value
Industrials—continued
144A 4.625%, 4/15/29(3)	$ 20	$ 21
		3,675

Information Technology—3.5%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	80	84
Broadcom, Inc.
4.150%, 11/15/30	280	314
144A 2.450%, 2/15/31(3)	220	216
Citrix Systems, Inc. 3.300%, 3/1/30	420	442
Dell International LLC 8.100%, 7/15/36	255	389
Elastic N.V. 144A 4.125%, 7/15/29(3)	15	15
HP, Inc. 3.400%, 6/17/30	345	370
J2 Global, Inc. 144A 4.625%, 10/15/30(3)	125	129
MicroStrategy, Inc. 144A 6.125%, 6/15/28(3)(6)	10	10
Motorola Solutions, Inc.
4.600%, 2/23/28	165	192
4.600%, 5/23/29	120	140
NCR Corp. 144A 5.125%, 4/15/29(3)	135	139
Plantronics, Inc. 144A 4.750%, 3/1/29(3)	115	114
Rocket Software, Inc. 144A 6.500%, 2/15/29(3)	115	114
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	220	231
SK Hynix, Inc. 144A 2.375%, 1/19/31(3)	350	341
Veritas US, Inc. 144A 7.500%, 9/1/25(3)	165	172
Viasat, Inc. 144A 5.625%, 9/15/25(3)	175	178
Vontier Corp. 144A 2.950%, 4/1/31(3)	304	305
Xerox Holdings Corp. 144A 5.500%, 8/15/28(3)	135	140
		4,035

Materials—2.9%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(3)(10)	235	247
Chemours Co. (The) 144A 5.750%, 11/15/28(3)	110	118
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	170	183
CVR Partners LP 144A 6.125%, 6/15/28(3)	5	5
Freeport-McMoRan, Inc. 5.450%, 3/15/43	135	165
Hecla Mining Co. 7.250%, 2/15/28	200	219
INEOS Quattro Finance 2 plc 144A 3.375%, 1/15/26(3)	230	233
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	230	229
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Materials—continued
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	$350	$ 373
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(3)	125	126
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	185	181
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	400	422
Taseko Mines Ltd. 144A 7.000%, 2/15/26(3)	165	172
Teck Resources Ltd. 6.125%, 10/1/35	260	335
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	115	120
144A 6.625%, 11/1/25(3)	130	133
United States Steel Corp. 6.875%, 3/1/29	85	91
		3,352

Real Estate—1.7%
American Assets Trust LP 3.375%, 2/1/31	395	406
EPR Properties 4.750%, 12/15/26	130	141
GLP Capital LP
5.250%, 6/1/25	185	208
5.750%, 6/1/28	64	76
5.300%, 1/15/29	95	111
iStar, Inc. 4.250%, 8/1/25	65	67
MPT Operating Partnership LP 4.625%, 8/1/29	45	48
Office Properties Income Trust 4.500%, 2/1/25	385	418
Retail Properties of America, Inc. 4.750%, 9/15/30	295	327
Service Properties Trust 4.950%, 2/15/27	195	194
		1,996

Utilities—1.9%
CMS Energy Corp. 4.750%, 6/1/50	445	496
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	220	232
Exelon Corp. 3.497%, 6/1/22	255	261
Ferrellgas LP
144A 5.375%, 4/1/26(3)	40	40
144A 5.875%, 4/1/29(3)	40	40
National Fuel Gas Co. 2.950%, 3/1/31	135	136
Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	390	423
PG&E Corp. 5.250%, 7/1/30	90	91
Southern Co. (The) Series A 3.750%, 9/15/51	307	309
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	55	51
	Par Value	Value
Utilities—continued
144A 6.625%, 1/15/28(3)	$150	$ 137
		2,216

Total Corporate Bonds and Notes (Identified Cost $48,211)		49,957

Leveraged Loans—15.7%
Aerospace—0.6%
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27(4)	95	95
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	25	26
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(4)	160	159
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	165	176
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(4)	98	97
Tranche F (1 month LIBOR + 2.250%) 2.354%, 12/9/25(4)	59	59
Tranche G (1 month LIBOR + 2.250%) 2.354%, 8/22/24(4)	29	28
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	70	71
		711

Chemicals—0.7%
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27(4)	95	95
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(4)	115	115
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 0.000%, 5/14/28(4)(11)	160	160
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 0.000%, 4/1/24(4)(11)	174	173
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.604%, 2/5/27(4)	108	108
Starfruit Finco B.V. (1 month LIBOR + 1.750%) 2.843%-5.000%, 10/1/25(4)	159	157
		808

Consumer Durables—0.2%
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27(4)	115	115
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(4)	115	114
		229

Consumer Non-Durables—0.8%
American Greetings Corp. (3 month LIBOR + 4.500%) 5.500%, 4/6/24(4)	65	66
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 3.186%, 9/6/24(4)	232	230
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Consumer Non-Durables—continued
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.104%, 6/30/24(4)	$233	$231
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.073%, 6/16/25(4)	150	119
SRAM LLC (1 month LIBOR + 2.750%) 3.250%, 5/18/28(4)	59	59
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24(4)	194	191
		896

Energy—0.6%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	93	94
DT Midstream, Inc. (3 month LIBOR + 2.000%) 0.000%, 6/12/28(4)(11)	60	60
Fieldwood Energy LLC First Lien (3 month LIBOR + 4.250%) 7.500%, 4/11/22(4)(12)	270	140
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27(4)	114	113
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 4.250%, 10/30/24(4)	115	114
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(1)(8)	1	—
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(4)	130	130
		651

Financial—0.6%
Asurion LLC
Tranche B3, Second Lien (1 month LIBOR + 5.250%) 5.354%, 1/31/28(4)	65	66
Tranche B-9 (1 month LIBOR + 3.250%) 3.354%, 7/31/27(4)	65	64
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27(4)	95	95
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.604%, 2/2/28(4)	269	266
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(4)	158	159
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(4)(11)	20	20
		670

Food / Tobacco—0.5%
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27(4)	10	10
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/25/27(4)	60	60
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24(4)	114	114
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.354%, 1/29/27	59	58
	Par Value	Value
Food / Tobacco—continued
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.792%, 5/23/25(4)	$ 138	$137
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	125	125
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(4)	125	125
		629

Forest Prod / Containers—0.4%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(4)(11)	50	46
BWay Holding Co. (1 month LIBOR + 3.250%) 0.000%, 4/3/24(4)(11)	45	44
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.250%, 2/12/26(4)	150	150
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	79	76
Technimark Holdings LLC First Lien (3 month LIBOR + 3.750%) 0.000%, 6/30/28(4)(11)	80	80
TricorBraun, Inc.
(3 month LIBOR + 3.250%) 3.250%-3.750%, 3/3/28(4)	— (5)	— (5)
(6 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	78	78
		474

Gaming / Leisure—1.1%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 0.000%, 12/23/24(4)(11)	174	173
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	40	40
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25(4)	61	61
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 3/31/28(4)	30	31
Everi Payments, Inc.
(3 month LIBOR + 10.500%) 11.500%, 5/9/24(4)	10	10
Tranche B (3 month LIBOR + 2.750%) 3.500%, 5/9/24(4)	60	60
Hilton Grand Vacations Borrower LLC First Lien (3 month LIBOR + 3.250%) 0.000%, 5/19/28(4)(11)	30	30
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(4)	100	100
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23(4)	10	11
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	281	270
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/12/27(4)	187	183
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 0.000%, 11/1/26(4)(11)	35	35
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Gaming / Leisure—continued
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(4)	$ 62	$ 61
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 3.647%, 7/10/25(4)	73	73
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26(4)	107	107
		1,245

Healthcare—3.1%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.591%, 10/31/25(4)	172	171
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25(4)	184	184
Ani Pharmaceuticals, Inc. Tranche B (3 month LIBOR + 6.000%) 0.000%, 5/24/27(4)(11)	115	113
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(4)	70	70
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.410%, 2/11/26(4)	50	50
Azalea TopCo, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26(4)	240	240
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23(4)	52	52
CPI Holdco, LLC Tranche B-1, First Lien (1 month LIBOR + 3.750%) 3.854%, 11/4/26(4)	10	10
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.854%, 10/10/25(4)	104	88
eResearch Technology, Inc. First Lien (1 month LIBOR + 4.500%) 5.500%, 2/4/27(4)	15	15
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(4)	169	169
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 4.073%, 4/30/25(4)	160	160
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28(4)	40	40
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.854%, 11/17/25(4)	170	170
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(4)	88	88
Tranche C, First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(4)	3	3
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(4)	200	202
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 4.250%, 11/30/27(4)	120	120
Parexel International Corp. (3 month LIBOR + 2.750%) 0.000%, 9/27/24(4)(11)	175	174
	Par Value	Value
Healthcare—continued
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.854%, 2/14/25(4)	$179	$ 177
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25(4)	69	70
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.341%, 3/5/26(4)	187	186
Tranche B3 (1 month LIBOR + 3.500%) 3.573%, 3/5/26(4)	65	64
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.500%) 0.000%, 6/20/26(4)(11)	95	95
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 3.750%, 11/18/27(4)	158	157
Southern Veterinary Partners LLC First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27(4)	139	139
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(4)	65	65
Sunshine Luxembourg VII S.a.r.l. Tranche B3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(4)	60	60
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(4)	110	110
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.854%, 7/2/25(4)	262	254
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.104%, 10/22/26(4)	123	124
		3,620

Housing—0.2%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(4)	115	114
Quikrete Holdings, Inc. Tranche B1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(4)(11)	165	164
		278

Information Technology—2.1%
Acuris Finance US, Inc. (3 month LIBOR + 4.000%) 4.500%, 2/16/28(4)	20	20
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(4)	129	130
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.343%, 10/9/26(4)	114	113
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 3.896%, 2/12/25(4)	119	119
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.854%, 10/2/25(4)	162	161
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(4)	229	228
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Information Technology—continued
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(4)	$105	$ 105
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(4)	179	179
Infinite Bidco LLC
First Lien (1 month LIBOR + 3.750%) 4.250%, 3/2/28(4)	125	125
Second Lien (1 month LIBOR + 7.000%) 7.500%, 2/24/29(4)	65	65
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 4.917%, 4/1/28(4)	25	25
Masergy Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.250%) 4.250%, 12/15/23(4)	164	164
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(4)	150	149
Proofpoint, Inc. (3 month LIBOR + 3.250%) 0.000%, 6/9/28(4)(11)	65	65
RealPage, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	100	100
Rocket Software, Inc. 2021 (3 month LIBOR + 4.250%) 0.000%, 11/28/25(4)(11)	75	74
Sophia LP (3 month LIBOR + 3.750%) 3.897%, 10/7/27(4)	139	139
Turing Midco LLC (1 month LIBOR + 3.250%) 3.750%, 3/24/28(4)	115	115
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(4)	203	204
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(4)	5	5
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.843%, 8/27/25(4)	52	52
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.836%, 3/2/27	104	103
Virtusa Corp. (1 month LIBOR + 4.250%) 5.000%, 2/11/28(4)	20	20
		2,460

Manufacturing—1.0%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	168	168
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 5.500%, 6/23/28(4)	70	70
Second Lien (3 month LIBOR + 8.250%) 9.000%, 6/15/29(4)	45	45
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(4)	154	155
Circor international, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24(4)	115	114
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.104%, 3/31/25(4)	161	159
Tranche A (1 month LIBOR + 3.750%) 4.500%, 3/29/25(4)	74	74
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27(4)	134	134
	Par Value	Value
Manufacturing—continued
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(4)	$144	$ 143
Truck Hero, Inc. (1 month LIBOR + 3.750%) 4.500%, 1/29/28(4)	55	55
US Farathane LLC Tranche B5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24(4)	73	73
		1,190

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.360%, 8/24/26(4)	88	53
Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(12)	79	80
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(4)	22	22
		102

Media / Telecom - Diversified Media—0.2%
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.073%, 1/31/29(4)	140	139
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.860%, 5/18/25(4)	115	112
		251

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(4)	79	78
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	53	53
		131

Retail—0.7%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27(4)	130	130
Great Outdoors Group LLC Tranche B-1 (6 month LIBOR + 4.250%) 5.000%, 3/6/28(4)	114	115
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27(4)	169	169
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(4)	115	115
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(4)	90	90
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	125	125
Rising Tide Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 0.000%, 6/1/28(4)(11)	60	60
		804

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Service—2.1%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 3/31/28(4)	$ 60	$ 60
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(4)	30	30
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(4)	120	117
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.750%) 4.500%, 3/31/28(4)	70	71
First Lien (1 month LIBOR + 3.750%) 3.750%-4.5000%, 3/31/28(4)	11	11
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.345%, 2/6/26(4)	202	201
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(4)	100	100
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.936%, 8/3/26(4)	30	30
Grab Holdings, Inc. (3 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	204	207
Hertz Corp. (The)
Tranche B (3 month LIBOR + 3.500%) 0.000%, 6/30/28(4)(11)	49	49
Tranche C (3 month LIBOR + 3.500%) 0.000%, 6/30/28(4)(11)	9	9
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(4)	128	127
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24(4)	114	114
Paysafe Holdings US Corp. Tranche B1 (3 month LIBOR + 2.750%) 0.000%, 6/28/28(4)(11)	140	139
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	137	137
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.110%, 1/21/28(4)	224	224
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	195	194
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.854%, 9/3/26(4)	206	206
St. George’s University Scholastic Services LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(4)(11)	144	143
TTF Holdings LLC (3 month LIBOR + 4.250%) 5.000%, 3/31/28(4)	55	55
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27(4)	159	159
		2,383

Transportation - Automotive—0.3%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	226	221
Mavis Tire Express Services Topco Corp. First Lien (3 month LIBOR + 4.000%) 4.750%, 5/4/28(4)	85	85
	Par Value	Value
Transportation - Automotive—continued
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/28/27(4)	$ 40	$ 40
		346

Utility—0.2%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	224	222
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25(4)	45	44
		266

Total Leveraged Loans (Identified Cost $18,264)		18,197

	Shares
Preferred Stocks—1.7%
Financials—1.4%
Bank of New York Mellon Corp. (The) Series E, 3.554%	290 (13)	292
Capital Farm Credit ACA Series 1 144A, 5.000%(3)	250 (13)	259
Discover Financial Services Series D, 6.125%	110 (13)	124
JPMorgan Chase & Co. Series HH, 4.600%	103 (13)	107
KeyCorp Series D, 5.000%	300 (13)	334
MetLife, Inc. Series D, 5.875%	173 (13)	200
Truist Financial Corp. Series Q, 5.100%	270 (13)	303
		1,619

Industrials—0.3%
General Electric Co. Series D, 3.449%(4)(6)	332 (13)	325
Total Preferred Stocks (Identified Cost $1,794)		1,944

Common Stocks—0.0%
Consumer Discretionary—0.0%
Mark IV Industries(8)(14)	828	3
Energy—0.0%
Frontera Energy Corp.(14)	2,618	16
Financials—0.0%
Neiman Marcus Group, Inc.(14)	271	33
Total Common Stocks (Identified Cost $68)		52

Exchange-Traded Funds—1.6%
Invesco Senior Loan ETF(15)	39,087	866
VanEck Vectors High Yield Muni ETF(15)	14,700	935
Total Exchange-Traded Funds (Identified Cost $1,786)		1,801

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value
Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(8)(14)	7,753	$ 9
Total Rights (Identified Cost $6)		9

Total Long-Term Investments—99.0% (Identified Cost $113,049)		114,641

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(15)	1,031,372	1,031
Total Short-Term Investment (Identified Cost $1,031)		1,031

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(15)(16)	650,018	650
Total Securities Lending Collateral (Identified Cost $650)		650

TOTAL INVESTMENTS—100.4% (Identified Cost $114,730)		$116,322
Other assets and liabilities, net—(0.4)%		(502)
NET ASSETS—100.0%		$115,820

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
CBO	Collateralized Bond Obligation
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $60,038 or 51.8% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Amount is less than $500.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	First pay date will be in October 2021.
(10)	100% of the income received was in cash.
(11)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	77%
Canada	4
Indonesia	3
Mexico	2
Netherlands	2
Kazakhstan	1
Cayman Islands	1
Other	10
Total	100%
† % of total investments as of June 30, 2021.
As of June 30, 2021, the Series had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc., First Lien (1 month LIBOR + 3.750%) 4.320%, 3/31/28	$ 4	$ 4	$ 4	$ —(1)
National Mentor Holdings, Inc., (3 month LIBOR + 3.750%) 3.750%, 3/02/28	4	4	4	— (1)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 3.750%, 11/18/27	16	16	16	— (1)
Southern Veterinary Partners LLC, (3 month LIBOR + 2.000%) 2.000%, 10/01/27	19	19	19	— (1)
TricorBraun, Inc., (3 month LIBOR + 3.250%) 3.250%, 3/03/28	17	17	17	— (1)
Total	$60	$60	$60	$— (1)

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
(1)	Amount is less than $500.
The following table summarizes the market value of the Series’ investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 14,026	$ —	$ 14,026	$—
Corporate Bonds and Notes	49,957	—	49,955	2
Foreign Government Securities	6,895	—	6,895	—
Leveraged Loans	18,197	—	18,197	— (1)
Mortgage-Backed Securities	17,590	—	17,590	—
Municipal Bonds	684	—	684	—
U.S. Government Securities	3,486	—	3,486	—
Equity Securities:
Preferred Stocks	1,944	—	1,944	—
Common Stocks	52	16	33	3
Rights	9	—	—	9
Securities Lending Collateral	650	650	—	—
Exchange-Traded Funds	1,801	1,801	—	—
Money Market Mutual Fund	1,031	1,031	—	—
Total Investments	$116,322	$3,498	$112,810	$14

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $100 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Series with an end of period value of $11 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended June 30, 2021.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—3.4%
Tencent Holdings Ltd. (China)	75,244	$ 5,660
Consumer Discretionary—11.1%
adidas AG (Germany)	15,962	5,941
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	24,314	5,514
MercadoLibre, Inc. (Argentina)(1)	2,501	3,896
New Oriental Education & Technology Group, Inc. Sponsored ADR (China)(1)	394,202	3,229
		18,580

Consumer Staples—21.6%
CP ALL PCL (Thailand)	2,135,091	3,997
Diageo plc (United Kingdom)	103,127	4,937
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	63,436	5,361
Heineken NV (Netherlands)	57,455	6,963
L’Oreal SA (France)	13,020	5,802
Nestle S.A Registered Shares (Switzerland)	32,942	4,102
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,565,197	5,112
		36,274

Financials—14.5%
AIA Group Ltd. (Hong Kong)	698,601	8,683
Aon plc Class A (United Kingdom)	31,916	7,620
HDFC Bank Ltd. ADR (India)(1)	109,052	7,974
		24,277

Health Care—21.1%
Alcon, Inc. (Switzerland)	77,814	5,467
Medtronic plc (Ireland)	34,128	4,236
Novo Nordisk A/S Sponsored ADR (Denmark)	72,649	6,086
Sartorius AG (Germany)	5,971	3,108
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (China)	2,559,581	5,973
STERIS plc (United States)	34,948	7,210
Sysmex Corp. (Japan)	28,275	3,360
		35,440

Industrials—5.8%
IHS Markit Ltd. (United Kingdom)	41,071	4,627
Recruit Holdings Co., Ltd. (Japan)	104,563	5,148
		9,775

Information Technology—16.0%
Adyen NV (Netherlands)	1,611	3,936
Dassault Systemes SE (France)	25,873	6,274
Infosys Ltd. Sponsored ADR (India)	278,198	5,895
SAP SE Sponsored ADR (Germany)	36,324	5,102
	Shares	Value
Information Technology—continued
Temenos AG Registered Shares (Switzerland)	35,129	$ 5,642
		26,849

Materials—6.0%
Asian Paints Ltd. (India)	82,862	3,336
Linde plc (United Kingdom)	23,113	6,682
		10,018

Total Common Stocks (Identified Cost $126,322)		166,873

Total Long-Term Investments—99.5% (Identified Cost $126,322)		166,873

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	964,824	965
Total Short-Term Investment (Identified Cost $965)		965

TOTAL INVESTMENTS—100.1% (Identified Cost $127,287)		$167,838
Other assets and liabilities, net—(0.1)%		(206)
NET ASSETS—100.0%		$167,632

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	14%
China	12
India	11
Germany	9
Switzerland	9
France	8
Mexico	6
Other	31
Total	100%
† % of total investments as of June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$166,873	$166,873
Money Market Mutual Fund	965	965
Total Investments	$167,838	$167,838
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.9%
U.S. Treasury Bonds
2.500%, 2/15/46	$1,484	$ 1,608
3.000%, 8/15/48	560	669
1.250%, 5/15/50	145	118
1.375%, 8/15/50	595	502
1.875%, 2/15/51	520	496
U.S. Treasury Notes
0.125%, 5/31/22	110	110
2.875%, 8/15/28	80	89
0.625%, 5/15/30	320	299
1.125%, 2/15/31(1)	260	252
Total U.S. Government Securities (Identified Cost $3,818)		4,143

Municipal Bonds—1.1%
California—0.5%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275	307
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	65	66
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	83
		456

Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	114
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	11
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	70	70
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	26
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	55	54
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	25	31
		181

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	135	144
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	190	200
		344

Total Municipal Bonds (Identified Cost $1,020)		1,106

	Par Value	Value
Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(2)	$ 65	$ 6
United Mexican States 4.750%, 3/8/44	54	60
Total Foreign Government Securities (Identified Cost $105)		66

Mortgage-Backed Securities—6.4%
Agency—0.5%
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	1
Pool #656288 6.000%, 9/1/32	2	2
Pool #835144 5.000%, 10/1/35	12	14
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	2	3
Pool #940524 5.500%, 7/1/37	10	11
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	10	11
Pool #929637 5.500%, 6/1/38	2	2
Pool #986012 5.500%, 6/1/38	2	2
Pool #994383 5.500%, 11/1/38	5	6
Pool #991124 5.000%, 1/1/39	2	3
Pool #994322 6.000%, 1/1/39	3	4
Pool #AA4418 4.500%, 3/1/39	5	5
Pool #AA4434 5.000%, 3/1/39	4	5
Pool #AA4436 6.000%, 3/1/39	4	4
Pool #CA4128 3.000%, 9/1/49	53	55
Pool #MA3803 3.500%, 10/1/49	108	114
Pool #CA4978 3.000%, 1/1/50	127	133
Pool #MA3905 3.000%, 1/1/50	110	115
Government National Mortgage Association
Pool #368053 6.500%, 11/15/23	3	3
Pool #351336 6.500%, 12/15/23	— (3)	— (3)
Pool #385198 6.500%, 2/15/24	5	6
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #563381 6.500%, 11/15/31	$ 10	$ 11
		513

Non-Agency—5.9%
ACRES Commercial Realty Corp. 2020-RSO8, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.15%) 144A 1.274%, 3/15/35(4)(5)	18	18
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(4)(5)	67	67
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(4)	97	103
2015-SFR2, C 144A 4.691%, 10/17/52(4)	110	119
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(4)	100	101
2020-SFR2, D 144A 3.282%, 7/17/37(4)	100	103
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(4)(5)	47	48
2019-2, A1 144A 3.347%, 4/25/49(4)(5)	48	49
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(4)	100	105
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(4)(5)	100	105
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.093%, 5/15/35(4)(5)	125	125
2019-OC11, D 144A 4.075%, 12/9/41(4)(5)	80	86
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(4)	95	97
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	79	82
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	35	38
2014-A, A 144A 4.000%, 1/25/35(4)(5)	15	16
2019-IMC1, A1 144A 2.720%, 7/25/49(4)(5)	40	40
2015-A, A1 144A 3.500%, 6/25/58(4)(5)	6	6
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(4)(5)	89	89
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(4)	70	70
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(4)	86	88
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.98%) 144A 1.053%, 5/15/36(4)(5)	100	100
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.924%, 4/25/43(4)(5)	2	3
	Par Value	Value
Non-Agency—continued
2020-RPL4, A1 144A 2.000%, 1/25/60(4)(5)	$ 80	$ 82
2021-NQM1, A1 144A 0.809%, 5/25/65(4)(5)	87	87
FirstKey Homes Trust
2021-SFR1, D 144A 2.189%, 8/17/28(4)	75	75
2020-SFR2, B 144A 1.567%, 10/19/37(4)	115	114
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(4)(5)	15	15
2018-2, A41 144A 4.500%, 10/25/58(4)(5)	5	5
2020-H1, A1 144A 2.310%, 1/25/60(4)(5)	36	36
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(4)(5)	42	42
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(4)(5)	52	53
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(4)	100	101
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(5)	80	86
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(4)(5)	56	57
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(4)	95	95
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 3.223%, 8/25/35(5)	13	14
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(4)(5)	37	38
2016-SH1, M2 144A 3.750%, 4/25/45(4)(5)	36	36
2016-SH2, M2 144A 3.708%, 12/25/45(4)(5)	37	39
2017-5, A1 144A 3.090%, 10/26/48(4)(5)	89	91
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 2.554%, 6/25/33(5)	17	17
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(4)(5)	20	20
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.192%, 4/25/55(4)(5)	25	25
MetLife Securitization Trust
2017-1A, M1 144A 3.497%, 4/25/55(4)(5)	100	105
2019-1A, A1A 144A 3.750%, 4/25/58(4)(5)	53	55
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(4)(5)	100	108
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	225	237
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(4)(5)	96	104
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Non-Agency—continued
2016-4A, B1A 144A 4.500%, 11/25/56(4)(5)	$ 83	$ 91
2021-NQ2R, A1 144A 0.941%, 9/25/58(4)(5)	92	92
2014-1A, A 144A 3.750%, 1/25/54(4)(5)	32	34
2015-2A, A1 144A 3.750%, 8/25/55(4)(5)	59	63
2016-1A, A1 144A 3.750%, 3/25/56(4)(5)	25	27
2016-2A, A1 144A 3.750%, 11/26/35(4)(5)	75	79
2016-3A, A1 144A 3.750%, 9/25/56(4)(5)	33	35
2016-4A, A1 144A 3.750%, 11/25/56(4)(5)	91	97
2020-1A, A1B 144A 3.500%, 10/25/59(4)(5)	70	73
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.142%, 5/25/55(4)(5)	35	35
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%, Cap 11.00%, Floor 1.725%) 1.817%, 3/25/35(5)	11	11
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(4)(5)	27	28
2018-EXP2, 1A1 144A 4.000%, 7/25/58(4)(5)	27	27
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(4)(5)	75	75
2020-3, A1 144A 2.857%, 9/25/25(4)(5)	85	85
2020-6, A1 144A 2.363%, 11/25/25(4)(5)	82	83
2021-2, A1 144A 2.115%, 3/25/26(4)(5)	95	95
2021-3, A1 144A 1.867%, 4/25/26(4)(5)	97	97
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(4)	100	100
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(4)(5)	33	33
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(4)(5)	47	48
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(4)(5)	34	35
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(4)(5)	79	79
2021-1, A3 144A 1.560%, 7/25/61(4)(5)(6)	50	50
Towd Point Mortgage Trust
2019-4, A2 144A 3.250%, 10/25/59(4)(5)	100	107
2016-3, M1 144A 3.500%, 4/25/56(4)(5)	145	150
2017-4, A2 144A 3.000%, 6/25/57(4)(5)	100	105
2018-6, A2 144A 3.750%, 3/25/58(4)(5)	110	117
	Par Value	Value
Non-Agency—continued
2020-MH1, A2 144A 2.500%, 2/25/60(4)(5)	$ 100	$ 102
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 0.992%, 4/25/48(4)(5)	68	68
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(4)	98	98
2019-SFR1, C 144A 3.149%, 3/17/38(4)	100	104
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(4)	100	101
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(4)(5)	91	91
2021-NPL3, A1 144A 1.743%, 5/25/51(4)(5)	99	99
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(4)(5)	87	87
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(4)	79	79
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	40	42
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(4)(5)	53	54
		6,271

Total Mortgage-Backed Securities (Identified Cost $6,663)		6,784

Asset-Backed Securities—2.6%
Automobiles—1.4%
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(4)	16	16
2019-2, C 144A 3.170%, 6/12/25(4)	64	65
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	85	86
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(4)	61	61
Carvana Auto Receivables Trust 2021-N2, C 1.070%, 3/10/28	65	65
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	105	108
2019-4, C 2.510%, 11/17/25	85	86
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(4)	100	103
2019-2A, C 144A 3.300%, 3/15/24(4)	73	74
2019-3A, C 144A 2.790%, 5/15/24(4)	85	86
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(4)	75	76
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Automobiles—continued
2021-1, C 144A 0.910%, 3/15/27(4)	$ 85	$ 84
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(4)	100	102
2020-1A, B 144A 2.430%, 11/15/24(4)	115	117
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(4)	130	134
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(4)	85	87
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(4)	100	102
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(4)	80	80
		1,532

Consumer Loans—0.1%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(4)	100	100
Credit Card—0.2%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(4)	100	101
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(4)	100	100
		201

Other—0.9%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(4)	29	29
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(4)	100	105
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(4)	74	78
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(4)	67	68
BXG Receivables Note Trust 2017-A, A 144A 2.950%, 10/4/32(4)	57	58
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(4)	70	70
2020-1, B 144A 1.920%, 11/15/27(4)	65	65
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(4)	20	21
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(4)	80	86
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(4)	100	102
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(4)	100	102
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(4)	64	65
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(4)	51	53
		902

	Par Value	Value
Student Loan—0.0%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(4)	$ 12	$ 12
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(4)	13	13
		25

Total Asset-Backed Securities (Identified Cost $2,713)		2,760

Corporate Bonds and Notes—7.8%
Communication Services—0.5%
Diamond Sports Group LLC 144A 5.375%, 8/15/26(4)	40	26
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(4)	65	66
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(4)	200	230
Telesat Canada 144A 5.625%, 12/6/26(4)	30	30
T-Mobile USA, Inc. 3.875%, 4/15/30	90	100
Verizon Communications, Inc. 2.550%, 3/21/31	36	37
		489

Consumer Discretionary—0.4%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(4)	60	62
Aramark Services, Inc. 144A 6.375%, 5/1/25(4)	30	32
Ford Motor Co. 9.000%, 4/22/25	57	70
General Motors Financial Co., Inc. 1.250%, 1/8/26	70	70
Hanesbrands, Inc. 144A 5.375%, 5/15/25(4)	55	58
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(4)	15	15
M/I Homes, Inc. 4.950%, 2/1/28	65	68
Marriott International, Inc. Series HH 2.850%, 4/15/31	7	7
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	45	46
		428

Consumer Staples—0.1%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(4)	5	5
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	85	97
BAT Capital Corp. 4.906%, 4/2/30	55	63
		165

Energy—0.6%
Boardwalk Pipelines LP 4.950%, 12/15/24	65	73
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(4)	20	21
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
EQM Midstream Partners LP
144A 6.000%, 7/1/25(4)	$ 10	$ 11
144A 6.500%, 7/1/27(4)	10	11
144A 4.750%, 1/15/31(4)	10	10
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(4)	65	66
HollyFrontier Corp. 5.875%, 4/1/26	100	116
Kinder Morgan, Inc.
4.300%, 6/1/25	45	50
7.750%, 1/15/32	65	93
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	50	52
Petroleos Mexicanos 6.500%, 3/13/27	40	42
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	60	68
Targa Resources Partners LP 5.875%, 4/15/26	40	42
		655

Financials—3.6%
Allstate Corp. (The) Series B 5.750%, 8/15/53	145	158
Ally Financial, Inc. Series B 4.700% (7)	52	54
Ares Finance Co. LLC 144A 4.000%, 10/8/24(4)	140	150
Ascot Group Ltd. 144A 4.250%, 12/15/30(4)	65	68
Athene Global Funding 144A 2.450%, 8/20/27(4)	70	72
Bank of America Corp. 2.687%, 4/22/32	200	206
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	65	71
Blue Owl Finance LLC 144A 3.125%, 6/10/31(4)	65	65
Brighthouse Financial, Inc.
3.700%, 6/22/27(1)	22	24
5.625%, 5/15/30	47	57
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	65	70
Brookfield Finance, Inc. 3.900%, 1/25/28	115	128
Capital One Financial Corp. 3.750%, 7/28/26	130	143
Charles Schwab Corp. (The) Series H 4.000% (7)	70	72
Citadel LP 144A 4.875%, 1/15/27(4)	65	70
Citigroup, Inc.
3.200%, 10/21/26	171	185
3.980%, 3/20/30	165	187
Corporate Office Properties LP 2.750%, 4/15/31	61	61
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	105	121
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	218
Icahn Enterprises LP 6.250%, 5/15/26	85	90
	Par Value	Value
Financials—continued
JPMorgan Chase & Co. 1.953%, 2/4/32	$ 150	$ 146
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(4)	35	35
Liberty Mutual Group, Inc. 144A 4.569%, 2/1/29(4)	116	136
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.228%, 4/20/67(5)	85	72
MetLife, Inc. Series G 3.850% (7)	75	79
Morgan Stanley
3.125%, 7/27/26	125	135
6.375%, 7/24/42	100	153
OneMain Finance Corp. 7.125%, 3/15/26	40	47
Prudential Financial, Inc.
5.875%, 9/15/42	100	106
5.625%, 6/15/43	65	70
Santander Holdings USA, Inc. 4.400%, 7/13/27	100	112
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	75	78
Toronto-Dominion Bank (The) 3.625%, 9/15/31	95	105
Wells Fargo & Co.
2.393%, 6/2/28	135	140
Series BB 3.900%(7)	105	109
		3,793

Health Care—0.3%
Anthem, Inc. 2.875%, 9/15/29	65	69
Centene Corp. 4.625%, 12/15/29	25	28
HCA, Inc. 5.250%, 6/15/49	50	64
Illumina, Inc. 2.550%, 3/23/31	32	32
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(4)	5	5
Viatris, Inc. 144A 2.700%, 6/22/30(4)	80	81
		279

Industrials—0.3%
Aviation Capital Group LLC 144A 3.875%, 5/1/23(4)	73	77
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(4)	55	60
Boeing Co. (The)
5.150%, 5/1/30	40	47
5.930%, 5/1/60	18	25
GFL Environmental, Inc. 144A 3.750%, 8/1/25(4)	45	46
Stanley Black & Decker, Inc. 4.000%, 3/15/60	54	57
TransDigm, Inc. 144A 6.250%, 3/15/26(4)	35	37
		349

See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Information Technology—0.7%
Broadcom, Inc. 144A 2.450%, 2/15/31(4)	$ 98	$ 96
Citrix Systems, Inc. 3.300%, 3/1/30	110	116
Elastic N.V. 144A 4.125%, 7/15/29(4)	10	10
Flex Ltd. 3.750%, 2/1/26	56	61
HP, Inc. 3.400%, 6/17/30	90	97
Leidos, Inc. 2.300%, 2/15/31	80	78
Motorola Solutions, Inc. 4.600%, 5/23/29	100	117
Science Applications International Corp. 144A 4.875%, 4/1/28(4)	55	58
Square, Inc. 144A 3.500%, 6/1/31(4)	40	40
Vontier Corp. 144A 2.950%, 4/1/31(4)	56	56
		729

Materials—0.3%
Celanese US Holdings LLC 3.500%, 5/8/24	70	75
Freeport-McMoRan, Inc. 5.450%, 3/15/43	45	55
Glencore Funding LLC 144A 2.850%, 4/27/31(4)	75	76
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(4)	60	60
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(4)	30	30
		296

Real Estate—0.8%
American Assets Trust LP 3.375%, 2/1/31	80	82
EPR Properties 4.750%, 12/15/26	120	130
GLP Capital LP 5.750%, 6/1/28	100	119
MPT Operating Partnership LP
5.000%, 10/15/27	35	37
4.625%, 8/1/29	15	16
3.500%, 3/15/31	45	45
Office Properties Income Trust 4.500%, 2/1/25	135	147
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	113
Retail Properties of America, Inc. 4.750%, 9/15/30	70	78
Service Properties Trust 4.500%, 3/15/25	105	105
		872

Utilities—0.2%
Exelon Corp. 3.497%, 6/1/22	24	25
National Fuel Gas Co. 2.950%, 3/1/31	20	20
	Par Value	Value
Utilities—continued
Puget Energy, Inc. 144A 2.379%, 6/15/28(4)	$ 39	$ 39
Southern Co. (The) Series A 3.750%, 9/15/51	69	69
Talen Energy Supply LLC 144A 6.625%, 1/15/28(4)	40	37
		190

Total Corporate Bonds and Notes (Identified Cost $7,786)		8,245

Leveraged Loans—1.5%
Aerospace—0.1%
Brown Group Holding LLC (3 month LIBOR + 2.750%) 0.000%, 6/7/28(5)(8)	40	40
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(5)	60	64
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(5)	34	33
		137

Chemicals—0.1%
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27(5)	15	15
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.104%, 4/1/24(5)	54	54
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(5)	40	40
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.604%, 5/3/28(5)	40	39
		148

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(5)	30	30
Energy—0.0%
DT Midstream, Inc. (3 month LIBOR + 2.000%) 0.000%, 6/12/28(5)(8)	15	15
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(2)(6)	— (3)	—
		15

Financial—0.1%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27(5)	30	30
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.604%, 2/2/28(5)	55	54
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 1.897%, 10/6/23(5)	56	56
		140

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.854%, 1/15/27(5)	15	15
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Food / Tobacco—continued
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(5)	$ 50	$ 49
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.104%, 5/1/26(5)	54	55
		119

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 1.827%, 7/1/26(5)	49	48
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 2.854%, 2/6/23(5)	25	25
		73

Gaming / Leisure—0.2%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(5)	20	20
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 3.000%, 4/18/24(5)	55	54
Hilton Grand Vacations Borrower LLC First Lien (3 month LIBOR + 3.250%) 0.000%, 5/19/28(5)(8)	5	5
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.842%, 6/22/26(5)	55	55
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 2.854%, 3/13/28(5)	40	40
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.854%, 7/8/24(5)	52	52
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(5)	20	19
		245

Healthcare—0.2%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.104%, 6/2/25(5)	4	4
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.842%, 8/1/27(5)	50	49
HCA, Inc. (3 month LIBOR + 1.750%) 0.000%, 6/23/28(5)(8)	5	5
ICON Luxembourg S.a.r.l.
Tranche B (3 month LIBOR + 2.500%) 0.000%, 6/16/28(5)(8)	4	4
Tranche B-1 (3 month LIBOR + 2.500%) 0.000%, 6/16/28(5)(8)	1	1
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.897%, 6/11/25(5)	68	67
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.854%, 11/17/25(5)	44	44
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28(5)	5	5
		179

Housing—0.1%
Quikrete Holdings, Inc. Tranche B1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(5)(8)	35	35
	Par Value	Value
Housing—continued
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.093%, 11/21/24(5)	$ 68	$ 68
		103

Information Technology—0.0%
Tenable Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/28/28(5)(8)	15	15
Manufacturing—0.1%
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.854%, 3/1/27(5)	5	5
NCR Corp. (3 month LIBOR + 2.500%) 2.690%, 8/28/26(5)	44	44
		49

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.592%, 9/18/26(5)	43	43
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.323%, 1/15/26(5)	63	63
Virgin Media Bristol LLC Tranche Q (3 month LIBOR + 3.250%) 3.353%, 1/31/29(5)	10	10
		73

Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(5)	20	19
Media / Telecom - Wireless Communications—0.0%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25(5)	39	38
Metals / Minerals—0.0%
Atkore International, Inc. (3 month LIBOR + 2.000%) 2.500%, 5/18/28(5)	10	10
Retail—0.0%
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(5)	25	25
Service—0.1%
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(5)	50	50
Transportation - Land Transportation—0.0%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 2.147%, 12/30/26(5)	40	39
Utility—0.1%
Calpine Corp. 2020 (1 month LIBOR + 2.500%) 2.610%, 12/16/27(5)	44	44
Total Leveraged Loans (Identified Cost $1,594)		1,594

See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.2%
Financials—0.1%
MetLife, Inc. Series D, 5.875%	40 (9)	$ 46
Truist Financial Corp. Series Q, 5.100%	70 (9)	79
		125

Industrials—0.1%
General Electric Co. Series D, 3.449%(5)	90 (9)	88
Total Preferred Stocks (Identified Cost $200)		213

Common Stocks—74.9%
Communication Services—12.3%
Activision Blizzard, Inc.	8,080	771
Adevinta ASA Class B(10)	30,873	592
Ascential plc(10)	78,297	451
Auto Trader Group plc(10)	73,031	640
Autohome, Inc. ADR	2,985	191
CTS Eventim AG & Co. KGaA(10)	2,551	159
Facebook, Inc. Class A(10)	11,033	3,836
Infrastrutture Wireless Italiane SpA	21,408	241
Kanzhun Ltd. ADR(10)	11,600	460
Karnov Group AB Class B	61,869	380
MarkLines Co., Ltd.	5,900	156
Netflix, Inc.(10)	3,652	1,929
New Work SE	1,423	447
Rightmove plc	74,365	668
Tencent Holdings Ltd. ADR	23,715	1,786
Yandex N.V. Class A(10)	3,948	279
		12,986

Consumer Discretionary—15.9%
Airbnb, Inc. Class A(10)	2,955	453
Alibaba Group Holding Ltd. Sponsored ADR(10)	10,632	2,411
Allegro.eu SA(10)	12,709	219
Amazon.com, Inc.(10)	1,534	5,277
Home Depot, Inc. (The)	2,600	829
Las Vegas Sands Corp.(10)	13,364	704
Marriott International, Inc. Class A(10)	4,991	681
Max Stock Ltd.	61,367	232
MercadoLibre, Inc.(10)	991	1,544
Mercari, Inc.(10)	7,000	372
NIKE, Inc. Class B	11,287	1,744
Redbubble Ltd.(10)	74,541	202
Ross Stores, Inc.	7,332	909
Sonans Holding AS(10)	87,984	562
Trip.com Group Ltd. ADR(10)	10,737	381
Union Auction PCL	384,000	120
Vasta Platform Ltd. Class A(10)	20,501	166
		16,806

Consumer Staples—2.9%
Estee Lauder Cos., Inc. (The) Class A	2,338	744
Heineken Malaysia Bhd	28,800	164
McCormick & Co., Inc.	5,900	521
Monster Beverage Corp.(10)	8,929	816
Procter & Gamble Co. (The)	6,051	816
		3,061

	Shares	Value
Energy—0.4%
Frontera Energy Corp.(10)	1,088	$ 7
Pason Systems, Inc.	52,809	380
		387

Financials—4.9%
Bank of America Corp.	30,014	1,237
Cerved Group SpA(10)	13,196	153
CME Group, Inc. Class A	2,590	551
Gruppo Mutuionline SpA	8,094	386
Kaspi.KZ JSC GDR, 144A(4)	4,552	483
MarketAxess Holdings, Inc.	2,022	937
Mortgage Advice Bureau Holdings Ltd.	19,798	323
Nordnet AB publ	11,371	192
Progressive Corp. (The)	3,853	378
Sabre Insurance Group plc	61,675	218
VNV Global AB(10)	28,371	316
		5,174

Health Care—3.8%
Danaher Corp.	4,871	1,307
Haw Par Corp., Ltd.	40,900	417
HealthEquity, Inc.(10)	5,565	448
Nakanishi, Inc.	8,500	186
Zoetis, Inc. Class A	8,865	1,652
		4,010

Industrials—10.4%
Boa Vista Servicos SA	101,179	227
BTS Group AB Class B	10,981	418
CAE, Inc.(10)	16,433	506
CoStar Group, Inc.(10)	14,040	1,163
CTT Systems AB	10,553	267
Enento Group Oyj	9,285	373
Equifax, Inc.	2,609	625
Fair Isaac Corp.(10)	1,476	742
Fintel plc	147,018	474
Haitian International Holdings Ltd.	44,000	148
HeadHunter Group plc ADR	18,669	791
Kansas City Southern	2,193	621
Knorr-Bremse AG	1,192	137
Marel HF	53,180	370
Meitec Corp.	4,900	265
MTU Aero Engines AG	821	203
Roper Technologies, Inc.	2,319	1,090
Rotork plc	32,864	155
S-1 Corp.	5,334	388
Tegma Gestao Logistica SA	71,154	347
Uber Technologies, Inc.(10)	24,059	1,206
Voltronic Power Technology Corp.	3,330	161
Wolters Kluwer NV	3,636	365
		11,042

Information Technology—23.5%
Accenture plc Class A	3,337	984
Admicom Oyj	1,213	124
Alten SA	2,855	378
Amphenol Corp. Class A	20,648	1,412
Avalara, Inc.(10)	11,923	1,929
Bill.com Holdings, Inc.(10)	25,470	4,666
Bouvet ASA	42,834	305
Brockhaus Capital Management AG(10)	5,054	137
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value
Information Technology—continued
DocuSign, Inc.(10)	2,357	$ 659
Duck Creek Technologies, Inc.(10)	29,135	1,268
FDM Group Holdings plc	14,736	208
Fineos Corp., Ltd. CDI(10)	24,069	70
Mintra Holding AS(10)	269,142	187
NVIDIA Corp.	4,898	3,919
Paycom Software, Inc.(10)	5,731	2,083
SimCorp A/S	1,289	162
Snowflake, Inc. Class A(10)	1,864	451
Trade Desk, Inc. (The) Class A(10)	19,040	1,473
Visa, Inc. Class A	11,986	2,803
Webcash Corp.	3,971	126
Webstep AS	25,854	83
Workday, Inc. Class A(10)	5,901	1,409
		24,836

Materials—0.8%
Corp. Moctezuma SAB de C.V.	63,313	192
Ecolab, Inc.	3,402	701
		893

Total Common Stocks (Identified Cost $35,260)		79,195

Exchange-Traded Fund—0.1%
VanEck Vectors High Yield Muni ETF(1)(11)	2,100	134
Total Exchange-Traded Fund (Identified Cost $132)		134

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(10)	1,084	1
Total Rights (Identified Cost $1)		1

Warrant—0.0%
Financials—0.0%
VNV Global AB(10)	12,500	23
Total Warrant (Identified Cost $—)		23

Total Long-Term Investments—98.6% (Identified Cost $59,292)		104,264

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	1,123,593	1,124
Total Short-Term Investment (Identified Cost $1,124)		1,124

	Shares	Value
Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	410,076	$ 410
Total Securities Lending Collateral (Identified Cost $410)		410

TOTAL INVESTMENTS—100.1% (Identified Cost $60,826)		$105,798
Other assets and liabilities, net—(0.1)%		(121)
NET ASSETS—100.0%		$105,677

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CDI	CREST Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
REIT	Real Estate Investment Trust
WaMu	Washington Mutual

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Amount is less than $500.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $10,689 or 10.1% of net assets.
(5)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Country Weightings†
United States	84%
China	4
United Kingdom	3
Brazil	2
Norway	2
Italy	1
Canada	1
Other	3
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Series’ investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 2,760	$ —	$ 2,760	$—
Corporate Bonds and Notes	8,245	—	8,245	—
Foreign Government Securities	66	—	66	—
Leveraged Loans	1,594	—	1,594	— (1)
Mortgage-Backed Securities	6,784	—	6,734	50
Municipal Bonds	1,106	—	1,106	—
U.S. Government Securities	4,143	—	4,143	—
Equity Securities:
Common Stocks	79,195	79,195	—	—
Preferred Stocks	213	—	213	—
Rights	1	—	—	1
Warrant	23	23	—	—
Securities Lending Collateral	410	410	—	—
Exchange-Traded Fund	134	134	—	—
Money Market Mutual Fund	1,124	1,124	—	—
Total Investments	$105,798	$80,886	$24,861	$51

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $1 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended June 30, 2021.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Assets
Investment in securities at value(1)	$ 93,534	$ 317,797	$ 103,003	$ 130,728
Foreign currency at value(2)	—	—	—	— (a)
Cash	143	448	207	2,004
Receivables
Investment securities sold	546	—	—	3
Series shares sold	63	—	— (a)	16
Dividends	278	61	178	30
Tax reclaims	—	—	47	—
Securities lending income	—	—	—	— (a)
Prepaid Trustees’ retainer	1	3	1	1
Prepaid expenses	— (a)	2	— (a)	1
Other assets	231	745	255	315
Total assets	94,796	319,056	103,691	133,098
Liabilities
Payables
Series shares repurchased	397	39	48	86
Investment securities purchased	384	—	—	—
Investment advisory fees	53	158	49	80
Distribution and service fees	18	63	22	25
Administration and accounting fees	8	26	9	11
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	16	15	12	15
Trustee deferred compensation plan	231	745	255	315
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	15	45	16	21
Total liabilities	1,122	1,091	411	553
Net Assets	$ 93,674	$ 317,965	$ 103,280	$ 132,545
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 59,986	$ 79,273	$ 85,497	$ 51,676
Accumulated earnings (loss)	33,688	238,692	17,783	80,869
Net Assets	$ 93,674	$ 317,965	$ 103,280	$ 132,545
Net Assets:
Class A	$ 88,419	$ 317,965	$ 103,280	$ 122,305
Class I	$ 5,255	$ —	$ —	$ 10,240
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	4,117,465	6,281,746	8,193,008	3,088,553
Class I	244,460	—	—	249,598
Net Asset Value Per Share:(b)
Class A	$ 21.47	$ 50.62	$ 12.61	$ 39.60
Class I	$ 21.50	$ —	$ —	$ 41.02

(1) Investment in securities at cost	$ 60,569	$ 92,068	$ 86,339	$ 55,742
(2) Foreign currency at cost	$ —	$ —	$ —	$ —(a)

(a)	Amount is less than $500.
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Strategic Allocation Series
Assets
Investment in securities at value(1)(2)	$ 92,657	$ 116,322	$ 167,838	$ 105,798
Cash	1,755	1,182	51	483
Receivables
Investment securities sold	—	504	—	29
Series shares sold	—	276	27	—
Dividends and interest	76	883	79	178
Tax reclaims	—	—	184	11
Securities lending income	—	1	—	— (a)
Prepaid Trustees’ retainer	1	1	1	1
Prepaid expenses	— (a)	— (a)	1	— (a)
Other assets	230	281	405	250
Total assets	94,719	119,450	168,586	106,750
Liabilities
Due to custodian	—	—	—	— (a)
Payables
Series shares repurchased	51	1	182	99
Investment securities purchased	—	2,579	—	201
Foreign capital gains tax	—	—	170	—
Collateral on securities loaned	—	650	—	410
Investment advisory fees	53	48	102	48
Distribution and service fees	20	24	34	21
Administration and accounting fees	8	10	14	8
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	15	18	23	19
Trustee deferred compensation plan	230	281	405	250
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	14	19	24	17
Unrealized depreciation on unfunded loan commitments(c)	—	— (a)	—	—
Total liabilities	391	3,630	954	1,073
Net Assets	$ 94,328	$ 115,820	$ 167,632	$ 105,677
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 40,487	$ 115,324	$ 120,582	$ 57,006
Accumulated earnings (loss)	53,841	496	47,050	48,671
Net Assets	$ 94,328	$ 115,820	$ 167,632	$ 105,677
Net Assets:
Class A	$ 94,328	$ 114,354	$ 167,499	$ 105,677
Class I	$ —	$ 1,466	$ 133	$ —
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	4,405,954	11,837,664	10,905,697	5,812,999
Class I	—	151,738	8,659	—
Net Asset Value Per Share:(b)
Class A	$ 21.41	$ 9.66	$ 15.36	$ 18.18
Class I	$ —	$ 9.66	$ 15.38	$ —

(1) Investment in securities at cost	$ 46,243	$ 114,730	$ 127,287	$ 60,826
(2) Market value of securities on loan	$ —	$ 624	$ —	$ 402

(a)	Amount is less than $500.
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
(c)	See Note 2l in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2021
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Investment Income
Dividends	$ 1,175	$ 622	$ 1,846	$ 235
Securities lending, net of fees	—	1	1	— (1)
Foreign taxes withheld	—	—	(43)	—
Total investment income	1,175	623	1,804	235
Expenses
Investment advisory fees	312	1,059	356	577
Distribution and service fees, Class A	98	383	127	156
Administration and accounting fees	45	155	54	71
Transfer agent fees and expenses	— (1)	— (1)	— (1)	— (1)
Custodian fees	— (1)	1	2	— (1)
Printing fees and expenses	9	31	10	15
Professional fees	13	12	12	12
Interest expense and/or commitment fees	— (1)	1	—	— (1)
Trustees’ fees and expenses	2	10	3	5
Miscellaneous expenses	4	11	6	5
Total expenses	483	1,663	570	841
Less net expenses reimbursed and/or waived by investment adviser(2)	(31)	(83)	(69)	(66)
Net expenses	452	1,580	501	775
Net investment income (loss)	723	(957)	1,303	(540)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	717	14,733	301	6,615
Foreign currency transactions	—	—	—	1
Net change in unrealized appreciation (depreciation) on:
Investments	15,190	5,876	9,029	(3,093)
Net realized and unrealized gain (loss) on investments	15,907	20,609	9,330	3,523
Net increase (decrease) in net assets resulting from operations	$16,630	$19,652	$10,633	$ 2,983

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2021
($ reported in thousands)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Strategic Allocation Series
Investment Income
Dividends	$ 495	$ 17	$ 1,109	$ 310
Interest	—	2,292	—	380
Securities lending, net of fees	—	6	5	1
Foreign taxes withheld	—	(1)	(112)	(22)
Total investment income	495	2,314	1,002	669
Expenses
Investment advisory fees	427	286	614	284
Distribution and service fees, Class A	119	142	204	129
Administration and accounting fees	51	61	85	55
Transfer agent fees and expenses	— (1)	— (1)	— (1)	— (1)
Custodian fees	— (1)	1	1	2
Printing fees and expenses	10	12	17	11
Professional fees	11	14	14	15
Interest expense and/or commitment fees	— (1)	— (1)	— (1)	— (1)
Trustees’ fees and expenses	3	3	5	3
Miscellaneous expenses	3	5	8	4
Total expenses	624	524	948	503
Less net expenses reimbursed and/or waived by investment adviser(2)	(101)	—	(15)	—
Plus net expenses recaptured(2)	—	1	—	3
Net expenses	523	525	933	506
Net investment income (loss)	(28)	1,789	69	163
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	7,717	1,244	7,270	4,246
Foreign currency transactions	—	(46)	(9)	(12)
Foreign capital gains tax	—	—	(16)	—
Net change in unrealized appreciation (depreciation) on:
Investments	6,046	(1,851)	5,180	645
Foreign currency transactions	—	— (1)	(6)	— (1)
Foreign capital gains tax	—	—	43	—
Net realized and unrealized gain (loss) on investments	13,763	(653)	12,462	4,879
Net increase (decrease) in net assets resulting from operations	$13,735	$ 1,136	$12,531	$5,042

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 723	$ 931	$ (957)	$ (1,421)
Net realized gain (loss)	717	803	14,733	23,665
Net change in unrealized appreciation (depreciation)	15,190	(3,454)	5,876	87,283
Increase (decrease) in net assets resulting from operations	16,630	(1,720)	19,652	109,527
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(444)	(2,077)	(8,537)	(16,871)
Class I	(26)	(124)	—	—
Total dividends and distributions to shareholders	(470)	(2,201)	(8,537)	(16,871)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	1,372	(1,337)	(7,976)	(10,664)
Class I	249	1,934	—	—
Increase (decrease) in net assets from capital transactions	1,621	597	(7,976)	(10,664)
Net increase (decrease) in net assets	17,781	(3,324)	3,139	81,992
Net Assets
Beginning of period	75,893	79,217	314,826	232,834
End of Period	$ 93,674	$ 75,893	$ 317,965	$ 314,826
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Equity Income Series		KAR Small-Cap Growth Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 1,303	$ 1,327	$ (540)	$ (1,088)
Net realized gain (loss)	301	30,546	6,616	20,200
Net change in unrealized appreciation (depreciation)	9,029	(19,151)	(3,093)	24,256
Increase (decrease) in net assets resulting from operations	10,633	12,722	2,983	43,368
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,658)	(23,513)	(4,011)	(14,459)
Class I	—	—	(335)	(1,158)
Total dividends and distributions to shareholders	(1,658)	(23,513)	(4,346)	(15,617)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(4,431)	12,342	(2,832)	3,730
Class I	—	—	(287)	1,931
Increase (decrease) in net assets from capital transactions	(4,431)	12,342	(3,119)	5,661
Net increase (decrease) in net assets	4,544	1,551	(4,482)	33,412
Net Assets
Beginning of period	98,736	97,185	137,027	103,615
End of Period	$ 103,280	$ 98,736	$ 132,545	$ 137,027
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ (28)	$ 767	$ 1,789	$ 4,005
Net realized gain (loss)	7,717	6,840	1,198	983
Net change in unrealized appreciation (depreciation)	6,046	12,969	(1,851)	1,879
Increase (decrease) in net assets resulting from operations	13,735	20,576	1,136	6,867
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,364)	(6,307)	(150)	(3,755)
Class I	—	—	(2)	(18)
Total dividends and distributions to shareholders	(2,364)	(6,307)	(152)	(3,773)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(5,488)	(3,095)	(4,979)	(1,635)
Class I	—	—	900	(399)
Increase (decrease) in net assets from capital transactions	(5,488)	(3,095)	(4,079)	(2,034)
Net increase (decrease) in net assets	5,883	11,174	(3,095)	1,060
Net Assets
Beginning of period	88,445	77,271	118,915	117,855
End of Period	$ 94,328	$ 88,445	$ 115,820	$ 118,915
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA International Growth Series		Strategic Allocation Series
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 69	$ (170)	$ 163	$ 468
Net realized gain (loss)	7,245	7,949	4,234	5,155
Net change in unrealized appreciation (depreciation)	5,217	24,373	645	22,133
Increase (decrease) in net assets resulting from operations	12,531	32,152	5,042	27,756
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,625)	(2,098)	(2,829)	(3,637)
Class I	(2)	(2)	—	—
Total dividends and distributions to shareholders	(2,627)	(2,100)	(2,829)	(3,637)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(6,865)	(13,563)	(3,220)	(5,337)
Class I	2	2	—	—
Increase (decrease) in net assets from capital transactions	(6,863)	(13,561)	(3,220)	(5,337)
Net increase (decrease) in net assets	3,041	16,491	(1,007)	18,782
Net Assets
Beginning of period	164,591	148,100	106,684	87,902
End of Period	$ 167,632	$ 164,591	$ 105,677	$ 106,684
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Duff & Phelps Real Estate Securities Series
Class A
1/1/21 to 6/30/21(6)	$17.71	0.17	3.70	3.87	(0.03)	—	(0.08)	(0.11)	3.76	$21.47	21.89%	$ 88,419	1.10%	1.18%	1.73%	8%
1/1/20 to 12/31/20	18.54	0.22	(0.52)	(0.30)	(0.20)	—	(0.33)	(0.53)	(0.83)	17.71	(1.55)	71,741	1.14 (7)	1.20	1.30	26
1/1/19 to 12/31/19	16.40	0.30	4.20	4.50	(0.34)	—	(2.02)	(2.36)	2.14	18.54	27.42	77,044	1.16 (7)	1.20	1.57	44
1/1/18 to 12/31/18	19.23	0.28	(1.41)	(1.13)	(0.30)	—	(1.40)	(1.70)	(2.83)	16.40	(6.53)	65,357	1.16	1.19	1.54	20
1/1/17 to 12/31/17	20.31	0.25	0.92	1.17	(0.29)	—	(1.96)	(2.25)	(1.08)	19.23	5.97	77,564	1.16	1.21	1.24	24
1/1/16 to 12/31/16	22.85	0.34	1.17	1.51	(0.43)	—	(3.62)	(4.05)	(2.54)	20.31	6.82 (8)	81,243	1.17 (8)(9)	1.25	1.42 (8)	35
Class I
1/1/21 to 6/30/21(6)	$17.70	0.19	3.72	3.91	(0.03)	—	(0.08)	(0.11)	3.80	$21.50	22.07%	$ 5,255	0.85%	0.93%	1.97%	8%
1/1/20 to 12/31/20	18.51	0.34	(0.60)	(0.26)	(0.22)	—	(0.33)	(0.55)	(0.81)	17.70	(1.33)	4,152	0.89 (7)	0.95	2.08	26
1/1/19 to 12/31/19	16.35	0.40	4.14	4.54	(0.36)	—	(2.02)	(2.38)	2.16	18.51	27.78	2,173	0.91 (7)	0.95	2.04	44
1/1/18 to 12/31/18	19.19	0.34	(1.43)	(1.09)	(0.35)	—	(1.40)	(1.75)	(2.84)	16.35	(6.36)	215	0.91	0.94	1.85	20
1/1/17 to 12/31/17	20.27	0.30	0.93	1.23	(0.35)	—	(1.96)	(2.31)	(1.08)	19.19	6.25	207	0.91	0.96	1.49	24
1/1/16 to 12/31/16	22.81	0.35	1.22	1.57	(0.49)	—	(3.62)	(4.11)	(2.54)	20.27	7.10 (8)	199	0.92 (8)(9)	1.00	1.46 (8)	35

KAR Capital Growth Series
Class A
1/1/21 to 6/30/21(6)	$48.92	(0.15)	3.23	3.08	—	—	(1.38)	(1.38)	1.70	$50.62	6.48%	$317,965	1.03%	1.08%	(0.62) %	2%
1/1/20 to 12/31/20	34.44	(0.22)	17.42	17.20	—	—	(2.72)	(2.72)	14.48	48.92	50.23	314,826	1.03	1.10	(0.55)	7
1/1/19 to 12/31/19	25.62	(0.08)	10.22	10.14	—	—	(1.32)	(1.32)	8.82	34.44	39.87	232,834	1.03	1.11	(0.24)	9
1/1/18 to 12/31/18	31.40	(0.09)	(1.92)	(2.01)	—	—	(3.77)	(3.77)	(5.78)	25.62	(7.25)	187,160	1.03	1.11	(0.28)	15
1/1/17 to 12/31/17	24.09	(0.05)	8.75	8.70	—	—	(1.39)	(1.39)	7.31	31.40	36.07	224,253	1.03	1.13	(0.16)	21
1/1/16 to 12/31/16	24.91	— (10)	(0.22)	(0.22)	(0.60)	—	—	(0.60)	(0.82)	24.09	(0.86) (8)	185,519	1.04 (8)(9)	1.18	(0.10) (8)	23

KAR Equity Income Series
Class A
1/1/21 to 6/30/21(6)	$11.54	0.16	1.12	1.28	(0.01)	—	(0.20)	(0.21)	1.07	$12.61	11.00%	$103,280	0.98%	1.12%	2.56%	11%
1/1/20 to 12/31/20	13.15	0.19	1.78	1.97	(0.23)	—	(3.35)	(3.58)	(1.61)	11.54	14.91	98,736	0.98	1.15	1.47	116 (11)
1/1/19 to 12/31/19	10.34	0.12	2.84	2.96	(0.15)	—	—	(0.15)	2.81	13.15	28.67	97,185	0.98	1.13	1.00	27
1/1/18 to 12/31/18	12.00	0.11	(1.65)	(1.54)	(0.12)	—	—	(0.12)	(1.66)	10.34	(12.86)	85,845	0.98	1.14	0.97	26
1/1/17 to 12/31/17	11.97	0.12	2.58	2.70	(0.21)	(0.07)	(2.39)	(2.67)	0.03	12.00	22.96	111,386	0.98	1.16	0.96	241
1/1/16 to 12/31/16	13.67	0.25	1.01	1.26	(0.18)	—	(2.78)	(2.96)	(1.70)	11.97	9.41 (8)	104,587	0.99 (8)(9)	1.20	1.41 (8)	241 (11)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

KAR Small-Cap Growth Series
Class A
1/1/21 to 6/30/21(6)	$40.14	(0.17)	0.97	0.80	—	(1.34)	(1.34)	—	(0.54)	$39.60	2.13%	$122,305	1.16%	1.26%	(0.81) %	3%
1/1/20 to 12/31/20	31.48	(0.35)	14.19	13.84	—	(5.18)	(5.18)	—	8.66	40.14	44.64	126,411	1.16	1.28	(1.00)	17
1/1/19 to 12/31/19	26.70	(0.16)	10.00	9.84	—	(5.06)	(5.06)	—	4.78	31.48	37.31	96,996	1.19 (7)	1.28	(0.49)	11
1/1/18 to 12/31/18	28.66	(0.03)	3.66	3.63	—	(5.59)	(5.59)	—	(1.96)	26.70	11.66	80,309	1.19	1.27	(0.10)	20
1/1/17 to 12/31/17	21.61	(0.12)	8.93	8.81	—	(1.76)	(1.76)	—	7.05	28.66	40.85	79,597	1.19	1.30	(0.49)	18
1/1/16 to 12/31/16	18.75	(0.06)	4.85	4.79	—	(1.93)	(1.93)	—	2.86	21.61	25.92 (8)	63,008	1.20 (8)(9)	1.37	(0.37) (8)	18
Class I
1/1/21 to 6/30/21(6)	$41.49	(0.12)	0.99	0.87	—	(1.34)	(1.34)	—	(0.47)	$41.02	2.23%	$ 10,240	0.91%	1.01%	(0.57) %	3%
1/1/20 to 12/31/20	32.33	(0.27)	14.61	14.34	—	(5.18)	(5.18)	—	9.16	41.49	45.02	10,616	0.91	1.03	(0.74)	17
1/1/19 to 12/31/19	27.25	(0.08)	10.22	10.14	—	(5.06)	(5.06)	—	5.08	32.33	37.66	6,619	0.94 (7)	1.03	(0.25)	11
1/1/18 to 12/31/18	29.08	0.04	3.72	3.76	—	(5.59)	(5.59)	—	(1.83)	27.25	11.95	3,665	0.94	1.03	0.12	20
1/1/17 to 12/31/17	21.86	(0.06)	9.04	8.98	—	(1.76)	(1.76)	—	7.22	29.08	41.16	1,858	0.94	1.05	(0.24)	18
1/1/16 to 12/31/16	18.90	0.01	4.88	4.89	—	(1.93)	(1.93)	—	2.96	21.86	26.25 (8)	353	0.95 (8)(9)	1.12	(0.10) (8)	18

KAR Small-Cap Value Series
Class A
1/1/21 to 6/30/21(6)	$18.96	(0.01)	3.01	3.00	— (10)	(0.55)	(0.55)	—	2.45	$21.41	15.76%	$ 94,328	1.10%	1.31%	(0.06) %	6%
1/1/20 to 12/31/20	15.78	0.16	4.43	4.59	(0.18)	(1.23)	(1.41)	—	3.18	18.96	29.65	88,445	1.10	1.34	1.04	22
1/1/19 to 12/31/19	12.96	0.11	3.08	3.19	(0.15)	(0.22)	(0.37)	—	2.82	15.78	24.63	77,271	1.10	1.34	0.73	8
1/1/18 to 12/31/18	17.36	0.12	(2.72)	(2.60)	(0.15)	(1.65)	(1.80)	—	(4.40)	12.96	(15.88)	69,861	1.19 (7)	1.33	0.74	11
1/1/17 to 12/31/17	16.69	0.05	3.23	3.28	(0.12)	(2.49)	(2.61)	—	0.67	17.36	20.16	94,638	1.20	1.34	0.26	20
1/1/16 to 12/31/16	15.17	0.32	3.66	3.98	(0.34)	(2.12)	(2.46)	—	1.52	16.69	26.54 (8)	94,966	1.21 (8)(9)	1.40	1.85 (8)	22

Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/21 to 6/30/21(6)	$ 9.58	0.15	(0.06)	0.09	(0.01)	—	(0.01)	—	0.08	$ 9.66	1.07%	$114,354	0.92% (12)(13)	0.92%	3.13%	39%
1/1/20 to 12/31/20	9.28	0.33	0.28	0.61	(0.31)	—	(0.31)	—	0.30	9.58	6.64	118,363	0.94 (12)(13)	0.93	3.54	92
1/1/19 to 12/31/19	8.72	0.37	0.54	0.91	(0.35)	—	(0.35)	— (10)	0.56	9.28	10.47 (14)	116,901	0.94 (12)(13)	0.93	3.98	66
1/1/18 to 12/31/18	9.34	0.39	(0.64)	(0.25)	(0.37)	—	(0.37)	—	(0.62)	8.72	(2.66)	115,379	0.93	0.93	4.23	64
1/1/17 to 12/31/17	9.14	0.41	0.20	0.61	(0.41)	—	(0.41)	—	0.20	9.34	6.72	133,430	0.93	0.96	4.35	62
1/1/16 to 12/31/16	8.75	0.44	0.37	0.81	(0.42)	—	(0.42)	—	0.39	9.14	9.29 (8)	128,969	0.94 (8)(9)	1.00	4.82 (8)	68
Class I
1/1/21 to 6/30/21(6)	$ 9.57	0.16	(0.06)	0.10	(0.01)	—	(0.01)	—	0.09	$ 9.66	1.07%	$ 1,466	0.67% (12)(13)	0.67%	3.35%	39%
1/1/20 to 12/31/20	9.27	0.35	0.28	0.63	(0.33)	—	(0.33)	—	0.30	9.57	6.78	552	0.69 (12)(13)	0.69	3.84	92
1/1/19 to 12/31/19	8.70	0.39	0.55	0.94	(0.37)	—	(0.37)	— (10)	0.57	9.27	10.89 (14)	954	0.69 (12)(13)	0.68	4.22	66
1/1/18 to 12/31/18	9.32	0.41	(0.63)	(0.22)	(0.40)	—	(0.40)	—	(0.62)	8.70	(2.41)	706	0.68	0.68	4.46	64
1/1/17 to 12/31/17	9.12	0.43	0.20	0.63	(0.43)	—	(0.43)	—	0.20	9.32	7.00	1,378	0.68	0.70	4.54	62
1/1/16 to 12/31/16	8.74	0.47	0.35	0.82	(0.44)	—	(0.44)	—	0.38	9.12	9.46 (8)	242	0.69 (8)(9)	0.75	5.08 (8)	68

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

SGA International Growth Series
Class A
1/1/21 to 6/30/21(6)	$14.47	0.01	1.12	1.13	—	(0.24)	(0.24)	0.89	$15.36	7.85%	$167,499	1.14%	1.16%	0.08%	11%
1/1/20 to 12/31/20	11.86	(0.01)	2.81	2.80	—	(0.19)	(0.19)	2.61	14.47	23.64	164,468	1.18 (7)(9)	1.21	(0.12)	34
1/1/19 to 12/31/19	10.09	0.12	1.75	1.87	(0.10)	—	(0.10)	1.77	11.86	18.54	148,000	1.20 (7)(9)	1.21	1.08	140 (11)
1/1/18 to 12/31/18	12.50	0.24	(2.29)	(2.05)	(0.36)	—	(0.36)	(2.41)	10.09	(16.67)	137,562	1.18 (13)	1.17	1.97	40
1/1/17 to 12/31/17	10.95	0.15	1.59	1.74	(0.19)	—	(0.19)	1.55	12.50	15.95	183,403	1.18	1.21	1.24	81
1/1/16 to 12/31/16	14.01	0.08	(0.44)	(0.36)	(0.09)	(2.61)	(2.70)	(3.06)	10.95	(1.61) (8)	177,868	1.18 (8)(9)	1.26	0.62 (8)	83
Class I
1/1/21 to 6/30/21(6)	$14.47	0.03	1.12	1.15	—	(0.24)	(0.24)	0.91	$15.38	7.99%	$ 133	0.89%	0.92%	0.35%	11%
1/1/20 to 12/31/20	11.83	0.02	2.81	2.83	—	(0.19)	(0.19)	2.64	14.47	23.95	123	0.93 (7)(9)	0.97	0.13	34
1/1/19 to 12/31/19	10.07	0.15	1.74	1.89	(0.13)	—	(0.13)	1.76	11.83	18.77	100	0.95 (7)(9)	0.96	1.30	140 (11)
1/1/18 to 12/31/18	12.48	0.27	(2.29)	(2.02)	(0.39)	—	(0.39)	(2.41)	10.07	(16.44)	84	0.93 (13)	0.92	2.23	40
1/1/17 to 12/31/17	10.94	0.17	1.59	1.76	(0.22)	—	(0.22)	1.54	12.48	16.17	100	0.93	0.96	1.48	81
1/1/16 to 12/31/16	13.99	0.11	(0.42)	(0.31)	(0.13)	(2.61)	(2.74)	(3.05)	10.94	(1.28) (8)	86	0.93 (8)(9)	1.01	0.88 (8)	83

Strategic Allocation Series
Class A
1/1/21 to 6/30/21(6)	$17.81	0.03	0.83	0.86	(0.05)	(0.44)	(0.49)	0.37	$18.18	4.99%	$105,677	0.98% (12)(13)	0.97%	0.32%	12%
1/1/20 to 12/31/20	13.78	0.08	4.57	4.65	(0.11)	(0.51)	(0.62)	4.03	17.81	33.96	106,684	0.98	1.00	0.51	28
1/1/19 to 12/31/19	11.22	0.16	2.75	2.91	(0.17)	(0.18)	(0.35)	2.56	13.78	26.05	87,902	0.98	1.01	1.22	40
1/1/18 to 12/31/18	12.62	0.17	(0.89)	(0.72)	(0.18)	(0.50)	(0.68)	(1.40)	11.22	(5.89)	79,536	0.98	1.02	1.32	33
1/1/17 to 12/31/17	10.88	0.16	1.89	2.05	(0.23)	(0.08)	(0.31)	1.74	12.62	18.97	97,028	0.98	1.06	1.31	38
1/1/16 to 12/31/16	12.34	0.24	(0.14)	0.10	(0.21)	(1.35)	(1.56)	(1.46)	10.88	0.82 (8)	93,276	0.99 (8)(9)	1.09	1.96 (8)	114

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	Annualized for periods less than one year.
(5)	The Series will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(8)	State Street Bank & Trust, custodian for some of the Series through January 29, 2010, reimbursed the Series for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets as follows:
Duff & Phelps Real Estate Securities Series 0.02% (Class A) and 0.03% (Class I),
KAR Capital Growth Series 0.10%,
KAR Equity Income Series 0.46%,
KAR Small-Cap Growth Series 0.09% (Class A) and 0.14% (Class I),
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04% (Class A) and 0.05% (Class I),
SGA International Growth Series 0.04%,
Strategic Allocation Series 0.03%.
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Duff & Phelps Real Estate Securities Series 0.03%,
KAR Capital Growth Series 0.10%,
KAR Equity Income Series 0.44%,
KAR Small-Cap Growth Series 0.08%,
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04%,
SGA International Growth Series 0.04%,
Strategic Allocation Series 0.03%.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Amount is less than $0.005 per share.
(11)	The Series’ portfolio turnover rate increased substantially during the years due to a change in the Series’ subadviser and associated repositioning.
(12)	The share class is currently below its expense cap.
(13)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(14)	Payment from affiliate had no impact on total return.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021
Note 1. Organization
Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.
The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report, the Trust is comprised of eight series (each a “Series”), each reported in this semiannual report. Each Series has a distinct investment objective and is diversified.
The Series have the following investment objective(s):
Series	Investment objective(s)
Duff & Phelps Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis.
KAR Capital Growth Series	Long-term growth of capital.
KAR Equity Income Series	Capital appreciation and current income.
KAR Small-Cap Growth Series	Long-term capital growth.
KAR Small-Cap Value Series	Long-term capital appreciation.
Newfleet Multi-Sector Intermediate Bond Series	Long-term total return.
SGA International Growth Series	High total return consistent with reasonable risk.
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk.
There is no guarantee that a Series will achieve its objective(s).
Each Series offers Class A shares. The Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and SGA International Growth Series also offer Class I shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Series has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Series’ U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series or fund, except where allocation of direct expenses to each Series or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
G.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and forward commitment securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Interest-Only and Principal-Only Securities
Certain Series may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Series may fail to recoup some or all of its initial investment in these securities.
I.	Leveraged Loans
Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
J.	Warrants
The Series may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
K.	Securities Lending
The Series may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Series under a Master Securities Lending Agreement (“MSLA”) which permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Series to the same counterparty against amounts to be received and create one single net payment due to or from the Series.
At June 30, 2021, the securities loaned were subject to a MSLA on a net payment basis as follows:

Series	Counterparty	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Multi-Sector Intermediate Bond Series	BNYM	$ 624	$ 624	$ —
Strategic Allocation Series	BNYM	402	402	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Series’ Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021, for the Series:
Series	Securities Lending Transactions	Overnight and continuous	Under 30 days	Between 30 & 90 days	Over 90 Days	Total
Newfleet Multi-Sector Intermediate Bond Series	Money Market Mutual Fund	$650	$—	$—	$—	$650
Strategic Allocation Series	Money Market Mutual Fund	410	—	—	—	410
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadviser(s).
As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
KAR Capital Growth Series	0.70%	0.65%	0.60%
KAR Equity Income Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
SGA International Growth Series	0.75	0.70	0.65
Strategic Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

	First $400 Million	$400 Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%

B.	Subadvisers
The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve as of the end of the period is as follows:
Series	Subadviser
Duff & Phelps Real Estate Securities Series	DPIM (1)
KAR Capital Growth Series	KAR (2)
KAR Equity Income Series	KAR (2)
KAR Small-Cap Growth Series	KAR (2)
KAR Small-Cap Value Series	KAR (2)
Newfleet Multi-Sector Intermediate Bond Series	Newfleet (3)

Series	Subadviser
SGA International Growth Series	SGA (4)
Strategic Allocation Series
(Equity Portfolio)	KAR (2)
(Fixed Income Portfolio)	Newfleet (3)
(1)Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)Newfleet Asset Management, LLC (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus.
(4)Sustainable Growth Advisers LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Series’ annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Series	Class A	Class I
Duff & Phelps Real Estate Securities Series	1.10%	0.85%
KAR Capital Growth Series	1.03	N/A
KAR Equity Income Series	0.98	N/A
KAR Small-Cap Growth Series	1.16	0.91
KAR Small-Cap Value Series	1.10	N/A
Newfleet Multi-Sector Intermediate Bond Series	0.94 ‡	0.69 ‡
SGA International Growth Series	1.14	0.89
Strategic Allocation Series	0.98 ‡	N/A
‡	Each share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
	Expiration
Series	2021	2022	2023	2024	Total
Duff & Phelps Real Estate Securities Series
Class A	$ 15	$ 29	$ 41	$ 29	$ 114
Class I	— (1)	— (1)	2	2	4
KAR Capital Growth Series
Class A	84	183	191	83	541
KAR Equity Income Series
Class A	92	141	149	69	451
KAR Small-Cap Growth Series
Class A	41	86	121	61	309
Class I	2	5	10	5	22
KAR Small-Cap Value Series
Class A	63	181	174	101	519
SGA International Growth Series
Class A	—	22	42	15	79
Class I	—	— (1)	— (1)	— (1)	— (1)
Strategic Allocation Series
Class A	18	25	18	— (1)	61

(1)	Amount is less than $500.
During the period ended June 30, 2021, the Adviser recaptured expenses previously waived for the following Series:
Series	Class A	Class I	Total
Newfleet Multi-Sector Intermediate Bond Series	$1	$— (1)	$ 1
Strategic Allocation Series	3	—	3

(1)	Amount is less than $500.
E.	Administrator and Distributor
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator to the Series.
For the six months (the “period”) ended June 30, 2021, the Series incurred administration fees totaling $507, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the period ended June 30, 2021, the Series incurred distribution fees totaling $1,358 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.
F.	Investments with Affiliates
The Series are permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Series from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended June 30, 2021, the Series did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2021.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2021, were as follows:
	Purchases	Sales
Duff & Phelps Real Estate Securities Series	$ 8,234	$ 6,785
KAR Capital Growth Series	6,494	22,743
KAR Equity Income Series	10,589	14,053
KAR Small-Cap Growth Series	3,384	11,472
KAR Small-Cap Value Series	5,865	14,457
Newfleet Multi-Sector Intermediate Bond Series	43,257	44,807
SGA International Growth Series	18,566	26,443
Strategic Allocation Series	11,767	16,859
Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2021, were as follows:
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$1,013	$2,254
Strategic Allocation Series	920	822

Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Real Estate Securities Series				KAR Capital Growth Series
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	419	$ 8,358	464	$ 7,726	26	$ 1,286	54	$ 2,106
Reinvestment of distributions	20	444	120	2,077	180	8,537	355	16,871
Shares repurchased	(373)	(7,430)	(689)	(11,140)	(360)	(17,799)	(734)	(29,641)
Net Increase / (Decrease)	66	$ 1,372	(105)	$ (1,337)	(154)	$ (7,976)	(325)	$ (10,664)
Class I
Shares sold	59	$ 1,163	256	$ 4,078	—	$ —	—	$ —
Reinvestment of distributions	1	26	7	124	—	—	—	—
Shares repurchased	(50)	(940)	(146)	(2,268)	—	—	—	—
Net Increase / (Decrease)	10	$ 249	117	$ 1,934	—	$ —	—	$ —

	KAR Equity Income Series				KAR Small-Cap Growth Series
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	29	$ 364	60	$ 751	34	$ 1,400	72	$ 2,469
Reinvestment of distributions	128	1,658	2,032	23,513	106	4,011	375	14,459
Shares repurchased	(523)	(6,453)	(926)	(11,922)	(201)	(8,243)	(379)	(13,198)
Net Increase / (Decrease)	(366)	$ (4,431)	1,166	$ 12,342	(61)	$ (2,832)	68	$ 3,730

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
	KAR Equity Income Series				KAR Small-Cap Growth Series
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	—	$ —	—	$ —	59	$ 2,444	105	$ 3,643
Reinvestment of distributions	—	—	—	—	9	335	29	1,158
Shares repurchased	—	—	—	—	(74)	(3,066)	(83)	(2,870)
Net Increase / (Decrease)	—	$ —	—	$ —	(6)	$ (287)	51	$ 1,931

	KAR Small-Cap Value Series				Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	13	$ 281	58	$ 866	593	$ 5,670	1,501	$ 14,183
Reinvestment of distributions	109	2,364	350	6,307	16	150	395	3,755
Shares repurchased	(380)	(8,133)	(640)	(10,268)	(1,129)	(10,799)	(2,131)	(19,573)
Net Increase / (Decrease)	(258)	$ (5,488)	(232)	$ (3,095)	(520)	$ (4,979)	(235)	$ (1,635)
Class I
Shares sold	—	$ —	—	$ —	95	$ 910	11	$ 109
Reinvestment of distributions	—	—	—	—	— (1)	2	2	18
Shares repurchased	—	—	—	—	(1)	(12)	(58)	(526)
Net Increase / (Decrease)	—	$ —	—	$ —	94	$ 900	(45)	$ (399)

	SGA International Growth Series				Strategic Allocation Series
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	78	$ 1,171	183	$ 2,188	15	$ 267	58	$ 879
Shares Issued-Merger	—	—	(1,446)	—	—	—	—	—
Reinvestment of distributions	173	2,625	151	2,098	162	2,829	213	3,637
Shares repurchased	(716)	(10,661)	—	(17,849)	(353)	(6,316)	(662)	(9,853)
Net Increase / (Decrease)	(465)	$ (6,865)	(1,112)	$ (13,563)	(176)	$ (3,220)	(391)	$ (5,337)
Class I
Reinvestment of distributions	— (1)	$ 2	— (1)	$ 2	—	$ —	—	$ —
Net Increase / (Decrease)	— (1)	$ 2	— (1)	$ 2	—	$ —	—	$ —

(1)	Amount is less than 500 shares.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Note 6. 10% Shareholders
As of June 30, 2021, the Series had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Series as detailed below:
	% of Shares Outstanding	Number of Accounts*
Duff & Phelps Real Estate Securities Series	70%	2
KAR Capital Growth Series	100	2
KAR Equity Income Series	99	2
KAR Small-Cap Growth Series	91	2
KAR Small-Cap Value Series	100	2
Newfleet Multi-Sector Intermediate Bond Series	98	4
SGA International Growth Series	98	2
Strategic Allocation Series	100	2
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series’ assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Series. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Series, issuers of instruments in which the Series invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.
At June 30, 2021, the following Series held securities issued by various companies in specific sectors as detailed below:
Series	Sector	Percentage of Total Investments
KAR Capital Growth Series	Information Technology	37%
KAR Small-Cap Growth Series	Information Technology	32
KAR Small-Cap Value Series	Industrials	28
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2021, the Series did not hold any restricted securities.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Series and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Series to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of total net assets for KAR Capital Growth Series, KAR Equity Income Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series, Newfleet Multi-Sector Intermediate Bond Series, SGA International Growth Series, and Strategic Allocation Series or one-fifth of total net assets for Duff & Phelps Real Estate Securities Series in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended June 30, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Series and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Series had no outstanding borrowings at any time during the period ended June 30, 2021.
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2021, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments held by the Series for federal income tax purposes were as follows:
Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Estate Securities Series	$ 61,057	$ 32,572	$ (95)	$ 32,477
KAR Capital Growth Series	92,315	226,104	(622)	225,482
KAR Equity Income Series	86,406	17,424	(827)	16,597
KAR Small-Cap Growth Series	55,742	75,416	(430)	74,986
KAR Small-Cap Value Series	46,274	46,492	(109)	46,383
Newfleet Multi-Sector Intermediate Bond Series	114,785	3,758	(2,221)	1,537
SGA International Growth Series	127,287	43,133	(2,582)	40,551
Strategic Allocation Series	61,213	45,319	(734)	44,585
The following Series has capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Internal Revenue Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended December 30, 2020, the Series’ capital loss carryovers were as follows:

Series	Short-Term	Long-Term
Newfleet Multi-Sector Intermediate Bond Series	$—	$3,619
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2020, the following Series deferred qualified late year losses as follows:
Series	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Recognized
Duff & Phelps Real Estate Securities Series	$ —	$ —	$ (34)
KAR Capital Growth Series	— (1)	—	—
SGA International Growth Series	—	(2)	—
(1)	Amount is less than $500.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Series, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 14. Mixed and Shared Funding
Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 17-19, 2021, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2020 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

VIRTUS VARIABLE INSURANCE TRUST
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President and Assistant Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Variable Insurance Trust,
please contact us at 1-800-367-5877, or visit Virtus.com.
8508	08-21

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title) *	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/3/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/3/21

By (Signature and Title) *	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	9/3/21

*	Print the name and title of each signing officer under his or her signature.